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                                                         Fortis Bond Funds
                                                         Annual Report
                                                         JULY 31, 1998


                                                         Fortis Financial Group

FORTIS BOND FUNDS ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         2

SCHEDULES OF INVESTMENTS
   U.S. GOVERNMENT SECURITIES FUND                             7
   STRATEGIC INCOME FUND                                      10
   HIGH YIELD PORTFOLIO                                       14

STATEMENTS OF ASSETS AND LIABILITIES                          20

STATEMENTS OF OPERATIONS                                      21

STATEMENTS OF CHANGES IN NET ASSETS
   U.S. GOVERNMENT SECURITIES FUND                            22
   STRATEGIC INCOME FUND                                      23
   HIGH YIELD PORTFOLIO                                       24

NOTES TO FINANCIAL STATEMENTS                                 25

INDEPENDENT AUDITORS' REPORT                                  31

FEDERAL INCOME TAX INFORMATION                                32

BOARD OF DIRECTORS AND OFFICERS                               33

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FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the Fund invests, and the pie chart shows a breakdown of the fund's assets by sector or industry.

The performance chart graphically compares the Fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

FOR THE YEAR ENDED JULY 31, 1998

                                                 CLASS A     CLASS B     CLASS C     CLASS E     CLASS H
                                                 -------     -------     -------     -------     -------
U.S. GOVERNMENT
  SECURITIES FUND
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $ 9.16      $ 9.14      $ 9.13      $ 9.16      $ 9.14
  End of year................................    $ 9.30      $ 9.28      $ 9.27      $ 9.30      $ 9.28

DISTRIBUTIONS PER SHARE
  From net investment income.................    $0.498      $0.432      $0.432      $0.522      $0.432

STRATEGIC INCOME FUND*
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 9.98      $ 9.98      $ 9.98          --      $ 9.98
  End of period..............................    $10.05      $10.05      $10.05          --      $10.05

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .421      $ .377      $ .380          --      $ .380

HIGH YIELD PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $ 7.83      $ 7.83      $ 7.82          --      $ 7.82
  End of year................................    $ 7.41      $ 7.41      $ 7.40          --      $ 7.40

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .749      $ .701      $ .701          --      $ .701

    * For the period from December 1, 1997 (commencement of operations) to July 31, 1998.

                                      Photo
"It was critical I achieve my goals, and I found what I was looking for in the Fortis U.S. Government Securities Fund. It fit my needs perfectly."
YOUR U.S. GOVERNMENT SECURITIES FUND

MANAGED WITH A DISCIPLINED, CONSISTENT INVESTMENT APPROACH, THIS FUND IS DESIGNED TO SEEK A STRONG TOTAL RETURN, AS WELL AS A RELATIVELY HIGH LEVEL OF CURRENT INCOME, BY FOCUSING ITS INVESTMENTS IN U.S. GOVERNMENT BONDS, TREASURIES AND MORTGAGE-BACKED SECURITIES.

During the twelve months ended July 31, 1998, the U.S. economy continued its brisk pace of growth. Fueled by a rapidly expanding work force, nearly 3 million more jobs were created and with strong consumer demand, real gross domestic product, or GDP grew at a 3.5 percent annualized rate.

After a scare from the emerging markets in January, it appeared that the economic problems overseas, Asia in particular, would remain localized, and that the strong U.S. domestic economy would force the Federal Reserve to raise rates. As 1998 progressed, however, it became clear that the problems in Asia were more severe and far reaching than the marketplace originally anticipated. The ripple effects of Asia began to affect the U.S. economy, negatively impacting GDP.

As a result, growth slowed dramatically from the first quarter 1998, 5.5 percent real GDP in the first quarter 1998, to 1.4 percent real GDP in the second quarter of 1998. The net result of these events was that interest rates increased during both February and April, and then declined significantly later in the second quarter. The 30-year treasury began the year at 5.92 percent, increased to as high as 6.0 percent, and fell to 5.72 percent on July 31, 1998. Year to date, long-term rates decreased more than short-term rates. We did not believe the problems in Asia would remedy quickly, and used the back-up in interest rates that accompanied the market's premature relief to extend the portfolio's duration. Currently, the portfolio's duration is 4.75 years. Duration is a measure of a bond portfolio's sensitivity to changes in interest rates; therefore a "long duration" portfolio assumes interest rates will decline.

Since callable bonds perform poorly in periods of declining interest rates, we also improved the overall call protection in the portfolio. This involved selling conventional mortgage-backed securities, or MBS, which are subject to immediate prepayment; and buying MBS with better call protection and non-callable agency debentures. If rates either remain at current levels or decline further, these securities should provide better total rates of return than the issues we sold.

The fund's return benefitted from our strategies regarding duration, sector allocation and security selection. Our 12-month total rate of return of 7.42 percent for Class E shares before sales charge compares favorably to the 6.75 percent return for the Morningstar intermediate term govenment bond fund category average before sales charge and the 6.83 percent for the Lehman Brothers Intermediate Government Index.

Our strategy going forward will depend once again on the severity and duration of the Asian crisis. Should Asia's problems continue, we anticipate that the U.S. dollar will remain strong, exports will continue to be restrained, and the drag on the U.S. economy will prevent the Federal Reserve from having to raise short-term interest rates. In addition, foreign investors will look to our markets for "safe-haven investing". These outcomes all suggest interest rates will likely remain at these levels or move lower.

Sincerely,

/s/ Dean C. Kopperud                         /s/ Howard G. Hudson
--------------------                         --------------------
Dean C. Kopperud                             Howard G. Hudson
President                                    Vice President

PORTFOLIO COMPOSITION BY SECTOR AS OF 7/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FNMA's                                  34.2%
U.S. Treasury Securities                27.7%
Other Direct Federal Obligations        17.8%
GNMA's                                   8.4%
FHLMC's                                  6.1%
Cash Equivalents/Receivables             5.8%

TOP 10 HOLDINGS AS OF 7/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Federal Home Loan Bank (7.31%) 2004                      8.7%
 2.  U.S. Treasury Note (6.125%) 2001                         6.6%
 3.  U.S. Treasury Zero Coupon Strip (6.10%) 2019             4.8%
 4.  U.S. Treasury Note (6.625%) 2002                         4.7%
 5.  U.S. Treasury Bond (8.75%) 2017                          3.9%
 6.  FNMA (7.50%) 2027                                        3.6%
 7.  U.S. Treasury Bond (8.125%) 2019                         3.6%
 8.  FNMA Note (7.65%) 2005                                   3.0%
 9.  FNMA Note (6.70%) 2007                                   2.9%
10.  GNMA II (9.50%) 2019                                     2.8%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                               Since
                                                    1 Year   Inception+
-----------------------------------------------------------------------
Class A shares#                                      7.14%      8.56%
Class A shares##                                     2.32%      7.22%
Class B shares#                                      6.40%      7.76%
Class B shares##                                     2.80%      7.16%
Class C shares#                                      6.41%      7.73%
Class C shares##                                     5.41%      7.73%
Class H shares#                                      6.40%      7.76%
Class H shares##                                     2.80%      7.16%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Classes E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on July 31, 1998.
  +  Since November 14, 1994 -- Date shares were first offered to the public

VALUE OF $10,000 INVESTED AUGUST 1, 1988

              LEHMAN BROTHERS INTERMEDIATE             U.S. GOVERNMENT
                  GOVERNMENT INDEX***              SECURITIES FUND CLASS E
8/1/88      $10,000                            $10,000
89           11,266                             10,718
90           12,061                             11,531
91           13,290                             12,763
92           15,123                             14,321
93           16,361                             15,576
94           16,531                             15,154
95           17,930                             16,323
96           18,724                             17,151
97           20,330                             18,878
98           21,717                             20,280

U.S. GOVERNMENT SECURITIES FUND
AVERAGE ANNUAL TOTAL RETURN
                     1 YEAR      5 YEAR      10 YEAR
Class E*             +2.59%      +4.45%      +7.33%
Class E**            +7.42%      +5.42%      +7.82%

                     Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government bonds with an average maturity of eight to nine years.

                                      Photo
"The Strategic Income Fund gives me an opportunity to diversify my investments. With its unique investment approach and monthly income, I plan to achieve my financial goals."

YOUR STRATEGIC INCOME FUND

THE FUND'S INVESTMENT OBJECTIVE IS TO MAXIMIZE TOTAL RETURN (FROM CURRENT INCOME AND CAPITAL APPRECIATION) BY PRIMARILY INVESTING IN A DIVERSIFIED PORTFOLIO OF U.S. GOVERNMENT SECURITIES, INVESTMENT AND NON-INVESTMENT GRADE BONDS ISSUED BY FOREIGN GOVERNMENTS AND COMPANIES, AND NON-INVESTMENT GRADE BONDS ISSUED BY U.S. COMPANIES.

For the U.S. financial markets, in the period since the Strategic Income Fund's inception on December 1, 1997 through July 31, 1998, domestic economic events have been overshadowed by a variety of international concerns. These concerns centered, at least initially, on Southeast Asia and the former Soviet Union. As time went on, concern spread and worsened to include other "emerging markets" despite intermittent stopgap efforts of the International Monetary Fund and other private entities to provide sufficient financing to stop the bleeding.

In this environment, the domestic bond market, which was the beneficiary of a combination of favorable domestic circumstances, continued to be a sympathetic partner to the equity market in its climb to lofty valuations. These financial circumstances included a steady monetary policy which featured the right amount of carefully worded anti-inflationary commentary from the Chairman of the Federal Reserve, healthy but not excessive growth ( despite quarterly spikes in activity ), reduced issuance of public sector debt accruing to the balancing of our federal budget, and the difficulties abroad. As the problems intensified internationally, the dollar continued to strengthen. This desirable currency factor, supported by relatively high real rates and the depth, accessibility and liquidity of U.S. debt markets, created demand for our bonds from foreign investors. These related factors combined to push our interest rates lower and, bond prices higher.

Given the market environment we diversified the portfolio gradually, weighting domestic issues more heavily than foreign, establishing small positions in only a few better quality foreign issues while avoiding most of the more troubled "emerging markets". Since our fund was initiated at a time of lower interest rates than most all of our competitors, we found ourselves at somewhat of a disadvantage but, nonetheless, restrained our investments in the higher yielding areas. This approach is beginning to bear fruit. The total return of the fund for the period from December 1, 1997 to July 31, 1998 was 4.77 percent for Class A shares before sales charge, which compares to 5.20 percent return for the Lehman Brothers Aggregate Bond Index.

Going forward, we will continue to search for opportunities in the foreign sector which has up to now been underweighted. In the interim, since we believe the international difficulties to be long-lasting, our domestic high quality orientation should benefit performance.

Sincerely,

/s/ Dean C. Kopperud                    /s/ Howard G. Hudson
--------------------                    --------------------
Dean C. Kopperud                        Howard G. Hudson
President                               Vice President

PORTFOLIO COMPOSITION BY SECTOR AS OF 7/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Foreign Bonds - Investment Grade                23.1%
Corporate Bonds - Non-investment Grade          19.8%
Foreign Bonds - Non-investment Grade            14.3%
FNMAs                                           13.0%
Corporate Bonds - Investment Grade              11.0%
Cash Equivalent/Receivables                      7.4%
U.S. Treasury Securities                         7.0%
Asset Backed Securities                          4.4%

TOP 10 HOLDINGS AS OF 7/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  FNMA Note (6.18%) 2001                                   4.3%
 2.  U.S. Treasury Note (5.75%) 2003                          3.0%
 3.  News America Holdings (8.875%) 2023                      2.6%
 4.  U.S. Treasury Note (6.625%) 2002                         2.3%
 5.  Bank Austria AG (7.25%) 2017                             2.3%
 6.  360 Communications Co. (7.50%) 2006                      2.3%
 7.  J.P. Morgan Commercial Mortgage Finance Corp
     (7.472%) 2028                                            2.3%
 8.  Lehman Brothers Holdings, Inc. (7.375%) 2004             2.2%
 9.  Quebec (Providence of) (7.50%) 2002                      2.2%
10.  Trans-Canada Pipelines, Ltd. (7.06%) 2025                2.2%

CLASS B, C AND H TOTAL RETURNS

                                              Since
                                           Inception+
-------------------------------------------------------
Class B shares#                                 4.31%
Class B shares##                                0.71%
Class C shares#                                 4.35%
Class C shares##                                3.35%
Class H shares#                                 4.35%
Class H shares##                                0.75%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%. Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on July 31, 1998.
  +  Since December 1, 1997 -- Date shares were first offered to the public

VALUE OF $10,000 INVESTED DECEMBER 1, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   LEHMAN BROTHERS         STRATEGIC INCOME    SALOMON BROTHERS
                               AGGREGATE BOND INDEX***       FUND CLASS A       WORLD INDEX****
12/1/97                                          $10,000              $9,569              $10,000
98                                                10,520              10,005               10,541
Strategic Income Fund
Eight Month Total Return
                                 Since December 1, 1997@
Class A*                                          +0.05%
Class A**                                         +4.77%

                     Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.
**** An  unmanaged index of world  government bonds with maturities of at least one year.
  @  Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 7/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                               36.7%
Telecommuncations                   18.5%
Cable Television                    11.6%
Cash Equivalents/Receivables         5.6%
Broadcasting                         4.7%
Steel and Iron                       4.3%
Textile Manufacturing                3.6%
Chemicals                            3.2%
Energy                               3.2%
Forest Products                      3.0%
Publishing                           3.0%
Machinery                            2.6%

TOP 10 HOLDINGS AS OF 7/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Rogers Cantel, Inc. (9.375%) 2008                        2.0%
 2.  Clark Materials Handling Co. (10.75%) 2006               1.9%
 3.  Weirton Steel Corp. (11.375%) 2004                       1.9%
 4.  Omnipoint Corp. (11.625%) 2006                           1.9%
 5.  Speedway Motorsports, Inc. (8.50%) 2007                  1.9%
 6.  ITC Deltacom, Inc. (11.00%) 2007                         1.8%
 7.  Fage Dairy Industries S.A. (9.00%) 2007                  1.7%
 8.  Newport News Ship Building (9.25%) 2006                  1.7%
 9.  Comcast Cellular Holdings (9.50%) 2007                   1.7%
10.  Adelphia Communications, Inc. (9.25%) 2002               1.6%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                               Since
                                                    1 Year   Inception+
-----------------------------------------------------------------------
Class B shares#                                      3.67%      8.40%
Class B shares##                                     0.07%      7.81%
Class C shares#                                      3.67%      8.37%
Class C shares##                                     2.67%      8.37%
Class H shares#                                      3.67%      8.37%
Class H shares##                                     0.07%      7.78%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without CDSC.
 ##  With CDSC. Assumes redemption on July 31, 1998.
  +  Since November 14, 1994 -- Date shares were first offered to the public

YOUR HIGH YIELD PORTFOLIO

LONG-TERM INVESTORS, WILLING TO ACCEPT GREATER PRICE FLUCTUATIONS, MAY CHOOSE TO DIVERSIFY THEIR STOCK OR BOND INVESTMENTS WITH THIS PORTFOLIO OF HIGHER YIELDING BONDS. ITS MONEY MANAGERS INVEST IN A WIDELY DIVERSIFIED PORTFOLIO OF LOWER-RATED CORPORATE BONDS.

During this twelve-month reporting period, from August 1, 1997 to July 31, 1998, we've added a new portfolio manager, Ho Wang. Mr. Wang brings to Fortis more than twenty eight years of experience as a high-yield specialist. He focuses on investing in high-yield bonds that will maximize the total return for shareholders. The fund's total return was 4.31 percent for Class A shares before sales charge for the twelve months ending July 31, 1998, compared to 9.01 percent for the Lehman Brothers High Yield Index.

The primary reason this fund underperformed expectations was due to ongoing problems stemming from two specific holdings in our portfolio, Australis and Wireless One. The negative earnings situation with these companies began late last year and continued to deteriorate throughout this reporting period. In addition, our overweighting in the telecommunications sector hurt performance as that sector lagged the rest of the market during this period.

Our decision to underweight emerging market bonds has significantly helped the returns for the fund. Specifically, Southeast Asia, Japan and Russia, have underperformed during 1998.

We have refocused our efforts on selecting higher-quality securities for this portfolio. This strategy is an important element in producing consistant total rates of return.

Looking ahead, we see U.S. economic activity beginning to moderate but we do not expect this to have a significant influence on the fund. Although we're currently underweighted in the emerging market sector, we will continue to look for opportunities within the sector that may add value in the coming months.

Sincerely,

/s/ Dean C. Kopperud                        /s/ Howard G. Hudson
--------------------                        --------------------
Dean C. Kopperud                            Howard G. Hudson
President                                   Vice President

VALUE OF $10,000 INVESTED AUGUST 1, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   LEHMAN BROTHERS         HIGH YIELD
                                 HIGH YIELD INDEX***   PORTFOLIO CLASS A
8/1/88                                        $10,000             $10,000
89                                             10,832              10,320
90                                             10,976               9,178
91                                             12,610              10,933
92                                             15,439              13,371
93                                             17,807              15,665
94                                             18,416              16,592
95                                             21,047              18,034
96                                             22,729              19,019
97                                             26,369              21,779
98                                             28,745              22,719
High Yield Portfolio
Average Annual Total Return
                                               1 Year              5 Year    10 Year
Class A*                                       -0.38%              +6.73%     +8.55%
Class A**                                      +4.31%              +7.72%     +9.05%

                     Annual period ended July 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of lower quality, high yield corporate debt securities.

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
July 31, 1998

U.S. GOVERNMENT SECURITIES-94.24%

--------------------------------------------------------------------------------
     Principal                                                                         Market
      Amount                                                         Cost (a)         Value (b)
   -------------                                                   -------------    -------------
                   FEDERAL HOME LOAN MORTGAGE CORPORATION -
                   6.12%
                   MORTGAGE BACKED SECURITIES:
   $   1,770,494   5.50% 2001...................................   $   1,753,580    $   1,755,556
       5,977,908   8.00% 2001-2002..............................       6,127,356        6,099,338
       2,609,218   9.00% 2001-2022..............................       2,765,260        2,760,805
         136,918   10.50% 2015..................................         147,229          149,583
         182,746   11.25% 2013-2014.............................         195,726          203,248
         696,003   11.50% 2015-2019.............................         752,385          778,653
         649,707   11.75% 2010-2014.............................         711,377          730,109
         122,542   12.50% 2019..................................         131,335          139,353
                                                                   -------------    -------------
                                                                      12,584,248       12,616,645
                                                                   -------------    -------------
                   NOTES:
       8,000,000   6.75% 2006...................................       8,230,426        8,466,304
                                                                   -------------    -------------
                   REMIC-PAC'S:
         512,679   9.00% Trust #136-D PAC 2020..................         515,122          515,135
                                                                   -------------    -------------
                   TOTAL FEDERAL HOME LOAN MORTGAGE
                     CORPORATION................................      21,329,796       21,598,084
                                                                   -------------    -------------
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                   34.24%
                   MORTGAGE BACKED SECURITIES:
       3,921,262   6.00% 2013...................................       3,863,149        3,873,473
       2,989,275   6.36% 2008...................................       2,984,690        3,032,141
       4,662,207   6.48% 2008...................................       4,707,181        4,765,382
      17,451,595   6.50% 2013-2028..............................      17,461,363       17,491,623
       1,442,078   6.54% 2007...................................       1,467,934        1,479,702
       1,947,828   6.63% 2005...................................       2,003,856        1,996,641
       3,767,023   7.00% 2003...................................       3,724,311        3,822,353
       4,035,239   7.00% 2028 (e)...............................       4,095,768        4,091,987
       6,785,036   7.184% 2006..................................       6,698,054        7,147,612
      19,262,537   7.50% 2022-2027..............................      19,653,950       19,774,209
         759,886   8.00% 2025...................................         727,353          787,195
         943,133   8.50% 2022...................................         990,003          983,512
         127,693   9.00% 2020...................................         126,456          134,956
       1,107,618   9.75% 2020...................................       1,194,843        1,190,690
         647,991   10.00% 2020..................................         706,918          701,855
         678,167   10.50% 2012-2018.............................         731,635          741,744
         198,541   10.75% 2013..................................         204,497          216,890
       2,038,311   11.00% 2015-2020.............................       2,203,336        2,254,881
         351,706   11.25% 2013..................................         369,292          391,273
         161,204   11.50% 2015..................................         173,215          180,347
         321,142   12.00% 2011-2016.............................         343,229          362,890
         470,984   12.50% 2015..................................         527,595          536,039
                                                                   -------------    -------------
                                                                      74,958,628       75,957,395
                                                                   -------------    -------------
                   NOTES:
       6,000,000   5.42% 2001 (f)...............................       5,969,853        5,961,762
       3,030,000   5.625% 2001 (f)..............................       3,028,077        3,025,713
       4,040,000   6.18% 2001...................................       4,086,803        4,085,890
       6,065,000   6.58% 2007 (f)...............................       6,051,513        6,376,747
       9,730,000   6.70% 2007 (f)...............................      10,156,653       10,305,607
       3,980,000   7.15% 2007 (f)...............................       4,314,182        4,333,906
       9,750,000   7.65% 2005 (f)...............................       9,886,867       10,729,797
                                                                   -------------    -------------
                                                                      43,493,948       44,819,422
                                                                   -------------    -------------
                   TOTAL FEDERAL NATIONAL MORTGAGE
                     ASSOCIATION................................     118,452,576      120,776,817
                                                                   -------------    -------------

FORTIS BOND FUNDS
U.S. GOVERNMENT SECURITIES FUND (CONTINUED)
Schedule of Investments
July 31, 1998

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

     Principal                                                                         Market
      Amount                                                         Cost (a)         Value (b)
   -------------                                                   -------------    -------------
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                   8.36%
                   MORTGAGE BACKED SECURITIES:
   $     977,152   6.675% American Southwest Financial Services
                     1996-FHAI 2001 (GNMA Backed)...............   $     978,465    $     977,074
       7,717,458   7.00% 2024...................................       7,611,224        7,835,636
       2,495,288   8.00% 2017-2022..............................       2,551,813        2,588,087
       2,208,791   9.00% 2022...................................       2,280,577        2,359,957
      14,107,618   9.50% 2016-2019..............................      14,743,822       15,159,349
         498,374   11.00% 2015-2018.............................         536,836          546,031
          28,620   11.25% 2015..................................          30,369           31,562
                                                                   -------------    -------------
                   TOTAL GOVERNMENT NATIONAL MORTGAGE
                     ASSOCIATION................................      28,733,106       29,497,696
                                                                   -------------    -------------
                   OTHER DIRECT FEDERAL OBLIGATIONS - 17.02%
                   FEDERAL FARM CREDIT BANK:
       5,000,000   5.70% 2001 (f)...............................       5,019,843        4,999,270
                                                                   -------------    -------------
                   FEDERAL HOME LOAN BANK:
       6,650,000   5.60% 2001 (f)...............................       6,626,317        6,636,387
       6,000,000   5.75% 2001...................................       5,993,972        6,010,674
       7,500,000   5.925% 2000 (f)..............................       7,508,967        7,536,240
       2,325,000   6.625% 2007..................................       2,408,620        2,448,704
       1,500,000   6.995% 2007..................................       1,593,579        1,616,136
      28,650,000   7.31% 2004 (f)...............................      28,569,929       30,781,159
                                                                   -------------    -------------
                                                                      52,701,384       55,029,300
                                                                   -------------    -------------
                   TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......      57,721,227       60,028,570
                                                                   -------------    -------------
                   OTHER GOVERNMENT AGENCIES - 0.79%
                   RESOLUTION FUNDING CORPORATION:
       7,000,000   7.34% Zero Coupon Strip 2014 (d).............       2,218,432        2,769,760
                                                                   -------------    -------------
                   U.S. TREASURY SECURITIES - 27.71%
                   BONDS:
      55,400,000   5.93% 2019 Zero Coupon Strip (d)(f)..........      16,440,848       16,787,862
       6,950,000   5.98% 2009 Zero Coupon Strip (d)(f)..........       3,572,538        3,658,132
       2,050,000   6.375% 2027..................................       2,207,268        2,226,173
      10,000,000   8.125% 2019 (f)..............................      11,655,986       12,775,000
      10,400,000   8.75% 2017 (f)...............................      13,969,409       13,874,255
                                                                   -------------    -------------
                                                                      47,846,049       49,321,422
                                                                   -------------    -------------
                   NOTES:
       1,600,000   6.00% 1999 (f)...............................       1,599,529        1,607,501
      22,990,000   6.125% 2001 (f)..............................      22,801,276       23,392,325
       4,785,000   6.25% 2002 (f)...............................       4,905,593        4,897,151
       2,005,000   6.375% 2000 (f)..............................       2,024,562        2,034,449
      15,955,000   6.625% 2002 (f)..............................      16,392,182       16,503,453
                                                                   -------------    -------------
                                                                      47,723,142       48,434,879
                                                                   -------------    -------------
                   TOTAL U.S. TREASURY SECURITIES...............      95,569,191       97,756,301
                                                                   -------------    -------------
                   TOTAL U.S. GOVERNMENT SECURITIES.............   $ 324,024,328    $ 332,427,228
                                                                   -------------    -------------
                                                                   -------------    -------------

SHORT-TERM INVESTMENTS-6.07%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (b)
   ------------                                                   -------------
                  INVESTMENT COMPANY-3.84%
   $13,544,471    First American Treasury Obligations Fund,
                    Current rate -- 5.17%......................   $  13,544,471
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-2.23%
     7,900,000    Federal Home Loan Mortgage Corp., 5.58%,
                    8-28-1998..................................       7,866,412
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      21,410,883
                                                                  -------------
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $345,435,211) (a)..........................   $ 353,838,111
                                                                  -------------
                                                                  -------------

 (a) At July 31, 1998, the cost of securities for federal income tax purposes was $345,558,442 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 8,548,043
          Unrealized depreciation...........................     (268,374)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 8,279,669
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rates disclosed for these securities represents the effective yield on the date of acquisition.
 (e) The cost of securities purchased on a when-issued basis at July 31, 1998, was $4,095,768.
 (f) Security is fully or partially on loan at July 31, 1998. See Note 1 of accompanying Notes to Financial Statements.

FORTIS BOND FUNDS
STRATEGIC INCOME FUND
Schedule of Investments
July 31, 1998

ASSET BACKED SECURITIES-4.42%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               COMMERCIAL LOAN PARTICIPATIONS-4.42%
   $500,000    GMAC Commercial Mortgage Securities, Inc.,
                 7.085% Ser 1997-C1 Class E
                 12-15-2010 -- UNITED STATES................            A     $   499,016     $   503,570
    500,000    J.P. Morgan Commercial Mortgage Finance
                 Corp., 7.472% Ser 1997-C4 Class B
                 12-26-2028 -- UNITED STATES................           AA         525,121         529,687
                                                                              ------------    ------------
               TOTAL ASSET BACKED SECURITIES................                  $ 1,024,137     $ 1,033,257
                                                                              ------------    ------------
                                                                              ------------    ------------

CORPORATE BONDS-INVESTMENT GRADE-34.10%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               BANKS-5.45%
   $350,000    Banco Santiago S.A., 7.00% Sub Note
                 7-18-2007 -- CHILE.........................          BBB     $   346,878     $   321,628
    500,000    Bank Austria AG, 7.25% Sub Note 2-15-2017 (f)
                 -- AUSTRIA.................................          AAA         520,559         539,138
    400,000    CoreStates Capital Corp., 6.75% Medium Term
                 Note 11-15-2006 -- UNITED STATES...........           A-         402,788         411,736
                                                                              ------------    ------------
                                                                                1,270,225       1,272,502
                                                                              ------------    ------------
               BROKERAGE AND INVESTMENT-2.25%
    500,000    Lehman Brothers Holdings, Inc., 7.375% Note
                 5-15-2004 -- UNITED STATES.................            A         517,526         524,722
                                                                              ------------    ------------
               CONSUMER FINANCE-2.15%
    500,000    Beneficial Corp., 6.33% Medium Term Note
                 12-18-2000 -- UNITED STATES................            A         501,257         502,399
                                                                              ------------    ------------
               ELECTRONIC-MISCELLANEOUS-2.14%
    500,000    Sony Corp., 6.125% Bond 3-4-2003 -- JAPAN....           A+         499,015         500,667
                                                                              ------------    ------------
               FOREIGN-GOVERNMENT-2.20%
    500,000    Poland (Republic of), 7.125% Yankee Bond
                 7-1-2004 -- POLAND.........................         BBB-         501,045         515,000
                                                                              ------------    ------------
               FOREIGN-GOVERNMENT AGENCIES-2.24%
    500,000    Quebec (Province of), 7.50% Yankee Bond
                 7-15-2002 -- CANADA........................           A+         518,816         524,310
                                                                              ------------    ------------
               MEDIA-2.55%
    500,000    News America Holdings, 8.875% Deb
                 4-26-2023 -- UNITED STATES.................         BBB-         578,922         596,490
                                                                              ------------    ------------
               NATURAL GAS TRANSMISSIONS-2.21%
    500,000    Trans-Canada Pipelines Ltd., 7.06% Note
                 10-14-2025 -- CANADA.......................           A-         504,172         517,469
                                                                              ------------    ------------
               OIL-CRUDE PETROLEUM AND GAS-4.22%
    500,000    Saga Petroleum ASA, 7.25% Yankee Bond
                 9-23-2027 -- NORWAY........................         BBB+         508,484         497,601
    500,000    YPF Sociedad Anonima, 7.25% Sr Note 3-15-2003
                 (f) -- ARGENTINA...........................         BBB-         499,253         487,500
                                                                              ------------    ------------
                                                                                1,007,737         985,101
                                                                              ------------    ------------
               OIL-EQUIPMENT WELLS AND SERVICES-2.17%
    500,000    Petroleum Geo-Services, 7.125% Sr Note
                 3-30-2028 -- NORWAY........................          BBB         498,555         505,821
                                                                              ------------    ------------
               SUPRANATIONAL-2.19%
    500,000    Corp Andina de Fomento, 7.10% Yankee Bond
                 2-1-2003 -- VENEZUELA......................         BBB+         502,322         510,930
                                                                              ------------    ------------
               TELECOMMUNICATIONS-2.28%
    500,000    360 Communications Co., 7.50% Sr Note
                 3-1-2006 -- UNITED STATES..................            A         520,426         533,258
                                                                              ------------    ------------
               UTILITIES-ELECTRIC-2.05%
    500,000    Empresa Nacional de Electricidad, 7.325%
                 Yankee Bond 2-1-2037 -- CHILE..............           A-         497,109         479,746
                                                                              ------------    ------------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $ 7,917,127     $ 7,968,415
                                                                              ------------    ------------
                                                                              ------------    ------------

CORPORATE BONDS-NON-INVESTMENT GRADE-34.11%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               BROADCASTING-3.10%
   $250,000    Chancellor Media Corporation of Los Angeles,
                 8.125% Sr Sub Note 12-15-2007 -- UNITED
                 STATES.....................................            B     $   249,386     $   253,125
    250,000    Grupo Televisa S.A., 10.04% Sr Disc Note
                 5-15-2008 (Zero coupon through 5-15-2001,
                 thereafter 13.25%) (e) -- MEXICO...........           BB         200,993         206,875
    250,000    Sinclair Broadcasting Group, Inc., 9.00% Sr
                 Sub Note 7-15-2007 (d) -- UNITED STATES....            B         251,158         263,125
                                                                              ------------    ------------
                                                                                  701,537         723,125
                                                                              ------------    ------------
               BUSINESS SERVICES AND SUPPLIES-1.17%
    250,000    Dialog Corp. plc, 11.00% Sr Sub Note
                 11-15-2007 -- UNITED KINGDOM...............            B         261,450         273,125
                                                                              ------------    ------------
               CABLE TELEVISION-3.38%
    250,000    Adelphia Communications, Inc., 9.25% Sr Note
                 10-1-2002 -- UNITED STATES.................          B2*         254,485         260,312
    250,000    CSC Holdings, Inc., 8.125% Sr Deb
                 8-15-2009 -- UNITED STATES.................          BB+         256,929         267,500
    250,000    Lenfest Communications, 8.25% Sr Sub Note
                 2-15-2008 (f) -- UNITED STATES.............          BB-         249,337         261,250
                                                                              ------------    ------------
                                                                                  760,751         789,062
                                                                              ------------    ------------
               COMPUTER-HARDWARE-1.24%
    250,000    Unisys Corp., 11.75% Sr Note
                 10-15-2004 -- UNITED STATES................          BB-         284,173         290,000
                                                                              ------------    ------------
               DAIRY PRODUCTS-1.04%
    250,000    Fage Dairy Industries S.A., 9.00% Sr Note
                 2-1-2007 -- GREECE.........................           BB         243,972         243,125
                                                                              ------------    ------------
               ENTERTAINMENT-1.11%
    250,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                 8-15-2007 -- UNITED STATES.................           B+         253,568         260,312
                                                                              ------------    ------------
               FOOD-MISCELLANEOUS-1.13%
    250,000    Envirodyne Industries, Inc., 12.00% First
                 Priority Sr Secured Note
                 6-15-2000 -- UNITED STATES.................           B+         267,500         265,000
                                                                              ------------    ------------
               FOREIGN-GOVERNMENT-8.33%
    250,000    Argentina (Republic of), 11.375% Bond
                 1-30-2017 -- ARGENTINA.....................           BB         283,257         274,125
    250,000    Brazil (Republic of), 10.125% Bond
                 5-15-2027 -- BRAZIL........................          BB-         251,247         224,250
    500,000    Korea (Republic of), 8.875% Note
                 4-15-2008 -- KOREA.........................          BB+         493,358         471,000
    250,000    Mexican United States, 9.875% Global Bond
                 1-15-2007 -- MEXICO........................           BB         263,099         261,875
    250,000    Panama (Republic of), 8.875% Bond
                 9-30-2027 -- PANAMA........................          BB+         247,508         234,375
    500,000    Philippines (Republic of), 8.875% Sr Note
                 4-15-2008 -- PHILIPPINES...................          BB+         497,427         480,000
                                                                              ------------    ------------
                                                                                2,035,896       1,945,625
                                                                              ------------    ------------
               MACHINERY-1.13%
    250,000    Clark Materials Handling Co., 10.75% Sr Note
                 11-15-2006 -- UNITED STATES................           B+         264,943         265,000
                                                                              ------------    ------------
               RESTAURANTS AND FRANCHISING-1.08%
    250,000    Tricon Global Restaurants, Inc., 7.65% Sr
                 Note 5-15-2008 -- UNITED STATES............           BB         249,447         252,522
                                                                              ------------    ------------
               RETAIL-GROCERY-1.11%
    250,000    Big V Supermarkets, Inc., 11.00% Sr Sub Note
                 2-15-2004 -- UNITED STATES.................           B-         259,855         260,000
                                                                              ------------    ------------
               STEEL AND IRON-2.24%
    250,000    Weirton Steel Corp., 11.375% Sr Note
                 7-1-2004 -- UNITED STATES..................            B         263,894         268,125
    250,000    Wheeling-Pittsburgh Corp., 9.25% Sr Note
                 11-15-2007 -- UNITED STATES................          BB-         255,499         256,250
                                                                              ------------    ------------
                                                                                  519,393         524,375
                                                                              ------------    ------------
               TELECOMMUNICATIONS-7.13%
    250,000    Intermedia Communications, Inc., 8.50% Sr
                 Note 1-15-2008 -- UNITED STATES............            B         250,000         253,750
    250,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                 7-15-2005 -- UNITED STATES.................           B-         271,991         266,250
    250,000    Level 3 Communications, Inc., 9.125% Sr Note
                 5-1-2008 (f) -- UNITED STATES..............            B         248,964         247,188
    250,000    Microcell Telecommunications, Inc., 12.30% Sr
                 Disc Note 6-1-2006 (Zero coupon through
                 12-1-2001, thereafter 14.00%)
                 (e) -- CANADA..............................          B3*         176,534         193,750
    250,000    Nextel Communications, Inc., 10.07% Sr Disc
                 Note 9-15-2007 (Zero coupon through
                 9-15-2002, thereafter 10.65%) (e) -- UNITED
                 STATES.....................................         CCC+         168,439         173,438
    250,000    Omnipoint Corp., 11.625% Sr Note
                 8-15-2006 -- UNITED STATES.................         CCC+         264,291         266,563
    250,000    Rogers Cantel, Inc., 9.375% Sr Secured Deb
                 6-1-2008 -- CANADA.........................          BB+         265,261         264,375
                                                                              ------------    ------------
                                                                                1,645,480       1,665,314
                                                                              ------------    ------------

FORTIS BOND FUNDS
STRATEGIC INCOME FUND (CONTINUED)
Schedule of Investments
July 31, 1998

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                          Market
    Amount                                                     (Unaudited)      Cost (a)       Value (b)
   ---------                                                  -------------   ------------    ------------
               UTILITIES-WATER AND SEWER-0.92%
   $250,000    Cathay International Ltd., 13.00% Sr Note
                 4-15-2008 (d) -- HONG KONG.................          BB-     $   250,000     $   215,000
                                                                              ------------    ------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                  $ 7,997,965     $ 7,971,585
                                                                              ------------    ------------
                                                                              ------------    ------------

U.S. GOVERNMENT SECURITIES-19.99%

--------------------------------------------------------------------------------
    Principal                                                                       Market
     Amount                                                        Cost (a)       Value (b)
   -----------                                                   ------------    ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -
                 13.04%
                 MORTGAGE BACKED SECURITIES:
   $  498,152    6.30% 2008...................................   $   498,804     $   503,333
      263,711    6.48% 2008...................................       266,255         269,547
      497,268    6.54% 2007...................................       506,184         510,242
      243,479    6.63% 2005...................................       250,482         249,580
      495,798    7.00% 2028 (g)...............................       503,235         502,770
                                                                 ------------    ------------
                                                                   2,024,960       2,035,472
                                                                 ------------    ------------
                 NOTES:
    1,000,000    6.18% 2001...................................     1,011,585       1,011,359
                                                                 ------------    ------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................     3,036,545       3,046,831
                                                                 ------------    ------------
                 U.S. TREASURY SECURITIES - 6.95%
                 BONDS:
       50,000    5.84% Zero Coupon Strip 2019 (e).............        15,100          15,152
      150,000    6.375% 2027..................................       161,507         162,891
      150,000    8.125% 2021..................................       189,949         193,219
                                                                 ------------    ------------
                                                                     366,556         371,262
                                                                 ------------    ------------
                 NOTES:
      700,000    5.75% 2003...................................       705,376         705,469
      530,000    6.625% 2002..................................       543,682         548,219
                                                                 ------------    ------------
                                                                   1,249,058       1,253,688
                                                                 ------------    ------------
                 TOTAL U.S. TREASURY SECURITIES...............     1,615,614       1,624,950
                                                                 ------------    ------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............     4,652,159       4,671,781
                                                                 ------------    ------------
                                                                 ------------    ------------
                 TOTAL LONG-TERM INVESTMENTS..................   $21,591,388     $21,645,038
                                                                 ------------    ------------
                                                                 ------------    ------------

SHORT-TERM INVESTMENTS-7.39%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (b)
   ---------                                                   ------------
               BANKS-0.55%
   $128,792    U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 5.43%........   $   128,792
                                                               ------------
               U.S. GOVERNMENT AGENCY-6.84%
    700,000    Federal National Mortgage Association, 5.52%,
                 8-3-1998...................................       699,683
    600,000    Federal Home Loan Mortgage Corp., 5.55%,
                 8-13-1998..................................       598,822
    300,000    Federal Home Loan Mortgage Corp., 5.57%,
                 8-28-1998..................................       298,726
                                                               ------------
                                                                 1,597,231
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................     1,726,023
                                                               ------------
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $23,317,411) (a)...........................   $23,371,061
                                                               ------------
                                                               ------------

--------------------------------------------------------------------------------
 (a) At July 31, 1998, the cost of securities for federal income tax purposes was $23,317,411 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $   258,029
          Unrealized depreciation...........................     (204,379)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $    53,650
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
    Market value of investments in foreign securities represents 23.10% of total net assets in investment grade securities and 14.31% of total net assets in non-investment grade securities.
 (d) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Date Acquired       Shares/Par   Security                                                                         Cost Basis
------------------  -----------  -------------------------------------------------------------------------------  -----------
1998                   250,000   Cathay International Ltd. due 2008 - 144A                                         $ 250,000
1997                   250,000   Sinclair Broadcasting Corp. due 2007 - 144A                                         251,158

    The aggregate value of these securities at July 31, 1998, was $478,125, which represents 2.05% of total net assets.
 (e) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (f) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 1998, was $1,535,076, which represents 6.57% of total net assets.
 (g) The cost of securities purchased on a when-issued basis at July 31, 1998, was $503,235.
  * Moody's Rating

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO
Schedule of Investments
July 31, 1998

COMMON STOCKS AND WARRANTS-0.46%

--------------------------------------------------------------------------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               APPAREL-0.04%
      1,250    Hosiery Corp. of America Class A (a)(e)......   $      21,150    $      87,500
                                                               -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.00%
      1,500    Highwaymaster Communications, Inc. (Warrants)
                 (a)(e).....................................          26,250            3,750
                                                               -------------    -------------
               CABLE TELEVISION-0.00%
      8,500    American Telecasting, Inc. (Warrants)
                 (a)(e).....................................          17,000               --
      7,500    People's Choice T.V. Corp. (Warrants)
                 (a)(e).....................................              78               --
                                                               -------------    -------------
                                                                      17,078               --
                                                               -------------    -------------
               CONSUMER GOODS-0.00%
      3,000    Wireless One, Inc. (Warrants) (a)(e).........          23,493               30
                                                               -------------    -------------
               LEISURE TIME-AMUSEMENTS-0.00%
      1,000    Boomtown, Inc. (Warrants) (a)(e).............           6,340               --
      6,000    Hemmeter Enterprises, Inc. (Warrants)
                 (a)(e).....................................          24,000               --
                                                               -------------    -------------
                                                                      30,340               --
                                                               -------------    -------------
               PUBLISHING-0.02%
    197,500    Marvel Entertainment Group, Inc. (a).........       2,156,224           35,550
                                                               -------------    -------------
               TELECOMMUNICATIONS-0.40%
      6,600    Clearnet Communications, Inc. (Warrants)
                 (a)(e).....................................          76,725           32,870
      4,500    e.spire Communications, Inc. (Warrants)
                 (a)(e).....................................         205,650          630,000
      1,000    Hyperion Telecom (Warrants) (a)(e)...........          20,000           97,000
     12,800    Powertel, Inc. (Warrants) (a)(e).............          94,118          145,498
                                                               -------------    -------------
                                                                     396,493          905,368
                                                               -------------    -------------
               TOTAL COMMON STOCKS AND WARRANTS.............   $   2,671,028    $   1,032,198
                                                               -------------    -------------
                                                               -------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-0.60%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 FINANCE COMPANIES-0.60%
   $1,137,000    Homeside, Inc., 11.25% Sr Secured Second
                   Priority Note 5-15-2003....................           A+     $   1,169,581    $   1,341,660
                                                                                -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-93.31%

--------------------------------------------------------------------------------
                                                                   Standard
                                                                   & Poor's
    Principal                                                       Rating                           Market
      Amount                                                      (Unaudited)      Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
                  AIR FREIGHT-0.69%
   $ 1,500,000    Kitty Hawk, Inc., 9.95% Sr Note 11-15-2004...           B+     $   1,534,942    $   1,552,500
                                                                                 -------------    -------------
                  APPAREL-1.23%
     2,500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                    Note 8-1-2002..............................           B-         2,653,846        2,743,750
                                                                                 -------------    -------------
                  AUTOMOBILE MANUFACTURERS-1.13%
     2,500,000    Navistar International Corp., 8.00% Sr Sub
                    Note 2-1-2008..............................          BB-         2,495,049        2,518,750
                                                                                 -------------    -------------
                  AUTOMOBILE AND MOTOR VEHICLE PARTS-1.35%
     2,500,000    Diamond Triumph Auto, 9.25% Sr Note 4-1-2008
                    (e)........................................           B+         2,551,229        2,562,500
       750,000    Highwaymaster, Inc., 13.75% Sr Note 9-15-2005
                    (e)........................................           B-           753,543          450,000
                                                                                 -------------    -------------
                                                                                     3,304,772        3,012,500
                                                                                 -------------    -------------

--------------------------------------------------------------------------------

                                                                   Standard
                                                                   & Poor's
    Principal                                                       Rating                           Market
      Amount                                                      (Unaudited)      Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
                  BROADCASTING-4.67%
   $ 2,250,000    Chancellor Media Corporation of Los Angeles,
                    8.125% Sr Sub Note 12-15-2007..............            B     $   2,244,477    $   2,278,125
     2,000,000    Grupo Televisa S.A., 11.27% Sr Disc Note
                    5-15-2008 (Zero coupon through 5-15-2001,
                    thereafter 13.25%) (f).....................           BB         1,607,558        1,655,000
     1,000,000    Shop at Home, Inc., 11.00% Sr Secured Note
                    4-1-2005...................................            B         1,000,000        1,057,500
     3,000,000    Sinclair Broadcasting Group, Inc., 10.00% Sr
                    Sub Note 9-30-2005.........................            B         3,093,242        3,247,500
     2,000,000    Young Broadcasting Corp., 11.75% Sr Sub Note
                    11-15-2004.................................            B         2,195,903        2,200,000
                                                                                 -------------    -------------
                                                                                    10,141,180       10,438,125
                                                                                 -------------    -------------
                  BUSINESS SERVICES AND SUPPLIES-0.98%
     2,000,000    Dialog Corp. plc, 11.00% Sr Sub Note
                    11-15-2007.................................            B         2,000,000        2,185,000
                                                                                 -------------    -------------
                  CABLE TELEVISION-11.61%
     1,000,000    Adelphia Communications, Inc., 8.375% Sr Note
                    2-1-2008...................................            B         1,007,312        1,015,000
     3,500,000    Adelphia Communications, Inc., 9.25% Sr Note
                    10-1-2002..................................          B2*         3,564,737        3,644,375
    10,117,492    Australis Media Ltd., 14.00% Sr Sub Disc Note
                    5-15-2003 (Zero coupon through 5-15-2000,
                    thereafter 15.75%)(with
                    warrants)(a)(e)(f).........................            D         7,594,969            1,012
     2,500,000    Century Communications Corp., 8.875% Sr Note
                    1-15-2007..................................          BB-         2,578,773        2,687,500
     1,000,000    CSC Holdings, Inc., 10.50% Sr Sub Deb
                    5-15-2016..................................          BB-         1,014,560        1,170,000
     1,000,000    CSC Holdings, Inc., 8.125% Sr Deb
                    8-15-2009..................................          BB+         1,056,336        1,070,000
     2,000,000    CSC Holdings, Inc., 9.25% Sr Sub Note
                    11-1-2005..................................          BB-         2,100,573        2,135,000
     2,000,000    Galaxy Telecom L.P., 12.375% Sr Sub Note
                    10-1-2005..................................           B-         2,179,412        2,235,000
     1,500,000    Lenfest Communications, 7.625% Sr Note
                    2-15-2008 (g)..............................          BB+         1,495,940        1,537,500
     1,750,000    Lenfest Communications, 8.25% Sr Sub Note
                    2-15-2008 (g)..............................          BB-         1,745,359        1,828,750
     2,000,000    Mediacom LLC/Capital, 8.50% Sr Note 4-15-2008
                    (e)........................................           B+         2,000,000        2,015,000
     3,000,000    Olympus Communication L.P., 10.625% Sr Note
                    11-15-2006.................................            B         3,000,000        3,322,500
     2,000,000    Rifkin Acquisition Partners L.P., 11.125% Sr
                    Sub Note 1-15-2006.........................           B-         2,207,731        2,215,000
     6,000,000    Wireless One, Inc., 13.00% Sr Note
                    10-15-2003.................................         CCC+         3,974,424        1,080,000
                                                                                 -------------    -------------
                                                                                    35,520,126       25,956,637
                                                                                 -------------    -------------
                  CHEMICALS-3.23%
     2,000,000    Agricultural Minerals & Chemicals, 10.75% Sr
                    Note 9-30-2003.............................          BB-         2,085,741        2,137,500
     2,500,000    NL Industries, Inc., 11.75% Sr Secured Note
                    10-15-2003.................................            B         2,763,487        2,750,000
     4,000,000    Trans-Resources, Inc., 11.93% Sr Disc Note
                    3-15-2008 (Zero coupon through 3-15-03,
                    thereafter 12.00%) (f).....................           B-         2,351,597        2,330,000
                                                                                 -------------    -------------
                                                                                     7,200,825        7,217,500
                                                                                 -------------    -------------
                  COMPUTER-HARDWARE-1.67%
     2,250,000    Unisys Corp., 11.75% Sr Note 10-15-2004......          BB-         2,453,037        2,610,000
     1,000,000    Unisys Corp., 12.00% Sr Note 4-15-2003.......          BB-         1,104,541        1,131,250
                                                                                 -------------    -------------
                                                                                     3,557,578        3,741,250
                                                                                 -------------    -------------
                  CONSUMER GOODS-1.50%
     1,250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                    6-15-2004..................................           B-         1,251,868        1,403,125
     1,500,000    Drypers Corp., 10.25% Sr Note 6-15-2007......            B         1,552,916        1,556,250
       375,000    Windmere-Durable Holdings, 10.00% Sr Sub Note
                    7-31-2008..................................           B-           375,000          382,031
                                                                                 -------------    -------------
                                                                                     3,179,784        3,341,406
                                                                                 -------------    -------------
                  DAIRY PRODUCTS-1.74%
     4,000,000    Fage Dairy Industries S.A., 9.00% Sr Note
                    2-1-2007...................................           BB         3,874,868        3,890,000
                                                                                 -------------    -------------
                  ELECTRIC-COMPONENTS AND PARTS-1.12%
     2,500,000    Wesco Distribution, Inc., 9.125% Sr Sub Note
                    6-1-2008 (g)...............................            B         2,491,954        2,493,750
                                                                                 -------------    -------------
                  ENERGY-3.19%
     2,000,000    Energy Corp. of America, 9.50% Sr Sub Note
                    5-15-2007..................................            B         2,009,610        1,980,000
     2,500,000    Gulfmark Offshore, 8.75% Sr Note 6-1-2008
                    (g)........................................          BB-         2,491,803        2,456,250
     2,500,000    KCS Energy, Inc., 11.00% Sr Note 1-15-2003...            B         2,744,116        2,687,500
                                                                                 -------------    -------------
                                                                                     7,245,529        7,123,750
                                                                                 -------------    -------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
July 31, 1998

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                   Standard
                                                                   & Poor's
    Principal                                                       Rating                           Market
      Amount                                                      (Unaudited)      Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
                  ENTERTAINMENT-1.86%
   $ 4,000,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                    8-15-2007..................................           B+     $   4,039,991    $   4,165,000
                                                                                 -------------    -------------
                  FOOD SERVICE-1.39%
     3,000,000    SC International Services, Inc., 9.25% Sr Sub
                    Note 9-1-2007..............................            B         3,126,076        3,105,000
                                                                                 -------------    -------------
                  FOOD-MISCELLANEOUS-2.28%
     1,000,000    Envirodyne Industries, Inc., 12.00% First
                    Priority Sr Secured Note 6-15-2000.........           B+         1,062,632        1,060,000
     2,000,000    Fresh Foods, Inc., 10.75% Sr Note 6-1-2006
                    (e)........................................            B         2,003,111        2,005,000
     2,000,000    Smithfield Foods, Inc., 7.625% Sr Sub Note
                    2-15-2008..................................          BB+         1,996,176        2,020,000
                                                                                 -------------    -------------
                                                                                     5,061,919        5,085,000
                                                                                 -------------    -------------
                  FOREIGN-GOVERNMENT-1.07%
       750,000    Korea (Republic of), 8.75% Note 4-15-2003....          BB+           715,319          730,051
       750,000    Korea (Republic of), 8.875% Note 4-15-2008...          BB+           740,037          706,500
     1,000,000    Philippines (Republic of), 8.875% Sr Note
                    4-15-2008..................................          BB+           994,853          960,000
                                                                                 -------------    -------------
                                                                                     2,450,209        2,396,551
                                                                                 -------------    -------------
                  FOREST PRODUCTS-3.01%
     2,500,000    Domtar, Inc., 8.75% Note 8-1-2006............          BB+         2,622,149        2,612,500
     2,500,000    Pacific Lumber Co., 10.50% Sr Note
                    3-1-2003...................................            B         2,572,333        2,575,000
     1,500,000    Stone Container Corp., 9.875% Sr Note
                    2-1-2001...................................            B         1,527,503        1,546,875
                                                                                 -------------    -------------
                                                                                     6,721,985        6,734,375
                                                                                 -------------    -------------
                  HEALTH CARE SERVICES-1.86%
     2,000,000    Quorum Health Group, Inc., 8.75% Sr Sub Note
                    11-1-2005..................................          BB-         2,068,513        2,090,000
     2,000,000    Tenet Healthcare Corp., 8.625% Sr Sub Note
                    1-15-2007..................................          BB-         2,067,783        2,072,500
                                                                                 -------------    -------------
                                                                                     4,136,296        4,162,500
                                                                                 -------------    -------------
                  HEALTH PRODUCTS-0.56%
     1,250,000    Global Health Sciences, 11.00% Sr Note
                    5-1-2008 (e)...............................           B+         1,213,836        1,243,750
                                                                                 -------------    -------------
                  HOUSING-1.40%
     1,000,000    BlueGreen Corp., 10.50% Sr Note 4-1-2008
                    (e)........................................            B         1,000,000          970,000
     2,000,000    MDC Holdings, Inc., 11.125% Note
                    12-15-2003.................................          BB-         2,118,944        2,170,000
                                                                                 -------------    -------------
                                                                                     3,118,944        3,140,000
                                                                                 -------------    -------------
                  LEISURE TIME-AMUSEMENTS-0.98%
     2,000,000    Grand Casinos, Inc., 10.125% First Mtg Bond
                    12-1-2003..................................           BB         2,168,286        2,180,000
                                                                                 -------------    -------------
                  MACHINERY-2.61%
     1,500,000    Anthony Crane Rentals, 10.375% Sr Note
                    8-1-2008 (g)...............................            B         1,500,000        1,503,750
     4,095,000    Clark Materials Handling Co., 10.75% Sr Note
                    11-15-2006.................................           B+         4,232,164        4,340,700
                                                                                 -------------    -------------
                                                                                     5,732,164        5,844,450
                                                                                 -------------    -------------
                  MACHINERY-TOOLS-0.35%
       750,000    Simonds Industries, 10.25% Sr Sub Note
                    7-1-2008 (g)...............................           B-           750,000          770,625
                                                                                 -------------    -------------
                  MEDICAL SUPPLIES-0.98%
     2,000,000    Maxxim Medical, 10.50% Sr Sub Note
                    8-1-2006...................................            B         2,196,545        2,195,000
                                                                                 -------------    -------------
                  METALS-FABRICATING-0.87%
     2,000,000    Metals USA, Inc., 8.625% Sr Sub Note
                    2-15-2008 (g)..............................            B         2,003,639        1,950,000
                                                                                 -------------    -------------
                  MISCELLANEOUS-0.68%
     1,500,000    La Petite Acad/LPA Holdings, 10.00% Sr Note
                    5-15-2008 (e)..............................           B-         1,500,000        1,530,000
                                                                                 -------------    -------------
                  PAPER-1.12%
     2,500,000    Plainwell, Inc., 11.00% Sr Sub Note 3-1-2008
                    (e)........................................           B-         2,500,000        2,512,500
                                                                                 -------------    -------------
                  PRINTING-0.73%
     1,500,000    Day International Group, Inc., 11.125% Sr
                    Note 6-1-2005..............................           B+         1,633,588        1,631,250
                                                                                 -------------    -------------

--------------------------------------------------------------------------------

                                                                   Standard
                                                                   & Poor's
    Principal                                                       Rating                           Market
      Amount                                                      (Unaudited)      Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
                  PUBLISHING-2.99%
   $ 1,500,000    Affinity Group, 11.50% Sr Sub Note
                    10-15-2003.................................            B     $   1,590,840    $   1,582,500
     2,000,000    Garden State Newspapers, 8.75% Sr Sub Note
                    10-1-2009..................................           B+         2,014,527        2,057,500
     1,000,000    Primedia, Inc., 10.25% Sr Note 6-1-2004......          BB-         1,075,138        1,072,500
     2,000,000    Primedia, Inc., 7.625% Sr Note 4-1-2008......          BB-         1,984,339        1,970,000
                                                                                 -------------    -------------
                                                                                     6,664,844        6,682,500
                                                                                 -------------    -------------
                  RESTAURANTS AND FRANCHISING-1.96%
     2,000,000    Advantica Restaurant Group, Inc., 11.25% Sr
                    Note 1-15-2008.............................            B         2,159,736        2,112,500
     2,250,000    Tricon Global Restaurants, Inc., 7.65% Sr
                    Note 5-15-2008.............................           BB         2,245,019        2,272,702
                                                                                 -------------    -------------
                                                                                     4,404,755        4,385,202
                                                                                 -------------    -------------
                  RETAIL-GROCERY-1.34%
     3,000,000    Fred Meyer, Inc., 7.45% Sr Note 3-1-2008.....          BB+         2,992,613        2,991,453
                                                                                 -------------    -------------
                  RETAIL-MISCELLANEOUS-0.00%
     1,000,000    Color Tile, Inc., 10.75% Sr Note 12-15-2001
                    (a)........................................           NR           590,000           10,000
                                                                                 -------------    -------------
                  SHIP BUILDING, SHIPPING-1.67%
     3,500,000    Newport News Ship Building, 9.25% Sr Sub Note
                    12-1-2006..................................           B+         3,717,402        3,727,500
                                                                                 -------------    -------------
                  STEEL AND IRON-4.30%
     4,000,000    Gulf States Steel Corp., 13.50% First Mtg
                    Bond 4-15-2003.............................           B-         4,142,769        3,280,000
     4,000,000    Weirton Steel Corp., 11.375% Sr Note
                    7-1-2004...................................            B         4,198,261        4,290,000
     2,000,000    Wheeling-Pittsburgh Corp., 9.25% Sr Note
                    11-15-2007.................................          BB-         2,043,989        2,050,000
                                                                                 -------------    -------------
                                                                                    10,385,019        9,620,000
                                                                                 -------------    -------------
                  TELECOMMUNICATIONS-18.12%
     2,000,000    Arch Communications Group, Inc., 15.00% Sr
                    Disc Note 3-15-2008 (Zero coupon through
                    3-15-2001, thereafter 10.875%) (f).........          CCC         1,159,218        1,120,000
     3,500,000    Comcast Cellular Holdings, 9.50% Sr Note
                    5-1-2007...................................          BB+         3,673,850        3,692,500
     1,500,000    Flag Limited, 8.25% Sr Note 1-30-2008 (e)....           B+         1,500,000        1,518,750
     2,000,000    Fonorola, Inc., 12.50% Sr Secured Note
                    8-15-2002..................................           NR         2,041,018        2,250,000
     2,000,000    Globalstar LP/Capital, 11.25% Sr Note
                    6-15-2004..................................            B         2,063,195        1,850,000
     2,500,000    Hyperion Telecommunication, 12.25% Sr Note
                    9-1-2004...................................            B         2,685,939        2,728,125
     2,000,000    Intermedia Communications, Inc., 11.25% Sr
                    Disc Note 7-15-2007 (Zero Coupon through
                    7-15-2002, thereafter 11.25%) (f)..........            B         1,512,765        1,505,000
     2,500,000    Intermedia Communications, Inc., 8.50% Sr
                    Note 1-15-2008.............................            B         2,590,617        2,537,500
       500,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                    7-15-2005..................................           B-           558,848          532,500
     3,625,000    ITC Deltacom, Inc., 11.00% Sr Note
                    6-1-2007...................................            B         4,090,918        4,105,312
     2,750,000    Level 3 Communications, Inc., 9.125% Sr Note
                    5-1-2008 (g)...............................            B         2,738,609        2,719,063
     2,500,000    McleodUSA, Inc., 9.25% Sr Note 7-15-2007.....           B+         2,692,493        2,625,000
     2,000,000    Nextel Communications, Inc., 10.27% Sr Disc
                    Note 9-15-2007 (Zero coupon through
                    9-15-2002, thereafter 10.65%) (f)..........         CCC+         1,364,528        1,387,500
       500,000    Omnipoint Corp., 11.625% Sr Note 8-15-2006...         CCC+           488,899          533,125
     4,000,000    Omnipoint Corp., 11.625% Sr Note Ser A
                    8-15-2006..................................         CCC+         3,879,191        4,265,000
       500,000    Qwest Communications International, 8.29% Sr
                    Disc Note 2-1-2008 (Zero coupon through
                    2-1-2003, thereafter 8.29%) (f)............          BB+           347,471          372,500
     4,250,000    Rogers Cantel, Inc., 9.375% Sr Secured Deb
                    6-1-2008...................................          BB+         4,509,444        4,494,375
     1,875,000    Splitrock Services, Inc., 11.75% Sr Note
                    7-15-2008 (with warrants) (g)..............           NR         1,891,397        1,877,344
       375,000    Time Warner Telecom LLC, 9.75% Sr Note
                    7-15-2008..................................           B-           375,000          381,900
                                                                                 -------------    -------------
                                                                                    40,163,400       40,495,494
                                                                                 -------------    -------------
                  TEXTILE MANUFACTURING-3.65%
     2,000,000    Anvil Knitwear, Inc., 10.875% Sr Note
                    3-15-2007..................................           B+         2,039,911        2,020,000
     3,000,000    Galey & Lord, Inc., 9.125% Sr Sub Note
                    3-1-2008...................................            B         2,985,419        2,902,500
     3,000,000    Pillowtex Corp., 10.00% Sr Sub Note
                    11-15-2006.................................           B+         3,190,599        3,232,500
                                                                                 -------------    -------------
                                                                                     8,215,929        8,155,000
                                                                                 -------------    -------------

FORTIS BOND FUNDS
HIGH YIELD PORTFOLIO (CONTINUED)
Schedule of Investments
July 31, 1998

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                   Standard
                                                                   & Poor's
    Principal                                                       Rating                           Market
      Amount                                                      (Unaudited)      Cost (b)         Value (c)
   ------------                                                  -------------   -------------    -------------
                  TRANSPORTATION-1.24%
   $ 2,500,000    Greyhound Lines, Inc., 11.50% Sr Note
                    4-15-2007..................................           B-     $   2,608,694    $   2,768,750
                                                                                 -------------    -------------
                  UTILITIES-ELECTRIC-0.90%
     2,000,000    AES Corp., 8.50% Sr Sub Note 11-1-2007.......           B+         2,052,929        2,020,000
                                                                                 -------------    -------------
                  UTILITIES-WATER AND SEWER-0.19%
       500,000    Cathay International Ltd., 13.00% Sr Note
                    4-15-2008 (e)..............................          BB-           480,181          430,000
                                                                                 -------------    -------------
                  WASTE DISPOSAL-1.09%
     2,125,000    Norcal Waste Systems, Inc., 13.50% Increasing
                    Rate Sr Note 11-15-2005....................          BB-         2,125,000        2,433,125
                                                                                 -------------    -------------
                  TOTAL CORPORATE BONDS - NON-INVESTMENT
                    GRADE......................................                    217,954,697      208,579,943
                                                                                 -------------    -------------
                                                                                 -------------    -------------
                  TOTAL LONG-TERM INVESTMENTS..................                  $ 221,795,306    $ 210,953,801
                                                                                 -------------    -------------
                                                                                 -------------    -------------

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.18%
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-2.18%
   $4,868,000    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 5.43%........   $   4,868,000
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $226,663,306) (b)..........................   $ 215,821,801
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At July 31, 1998, the cost of securities for federal income tax purposes was $227,672,665 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  4,750,987
Unrealized depreciation.....................................   (16,601,851)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(11,850,864)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
    Market value of investments in foreign securities represents 8.91% of net assets as of July 31, 1998.

--------------------------------------------------------------------------------
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Date Acquired       Shares/Par  Security                                                                        Cost Basis
------------------  ----------  ------------------------------------------------------------------------------  ----------
1994                     8,500  American Telecasting, Inc. (Warrants)                                           $   17,000
1996-1997           10,117,492  Australis Media Ltd. due 2003 (with warrants)                                    7,594,969
1998                 1,000,000  BlueGreen Corp. due 2008 - 144A                                                  1,000,000
1993                     1,000  Boomtown (Warrants) - 144A                                                           6,340
1998                   500,000  Cathay International Ltd. due 2008 - 144A                                          480,181
1996                     6,600  Clearnet Communications, Inc. (Warrants) - 144A                                     76,725
1998                 2,500,000  Diamond Triumph Auto due 2008 - 144A                                             2,551,229
1995                     4,500  e.spire Communications, Inc. (Warrants) - 144A                                     205,650
1998                 1,500,000  Flag Limited due 2008 - 144A                                                     1,500,000
1998                 2,000,000  Fresh Foods due 2006 - 144A                                                      2,003,111
1998                 1,250,000  Global Health Sciences due 2008 - 144A                                           1,213,836
1994                     6,000  Hemmeter Enterprises, Inc. (Warrants) - 144A                                        24,000
1997                   750,000  Highwaymaster Communications, Inc. due 2005                                        753,543
1997                     1,500  Highwaymaster Communications, Inc. (Warrants) - 144A                                26,250
1994                     1,250  Hosiery Corp. of America Class A - 144A                                             21,150
1997                     1,000  Hyperion Telecom (Warrants)                                                         20,000
1998                 1,500,000  La Petite Acad/LPA Holdings due 2008 - 144A                                      1,500,000
1998                 2,000,000  Mediacom LLC/Capital due 2008 - 144A                                             2,000,000
1997                     7,500  People's Choice T.V. Corp. (Warrants)                                                   78
1998                 2,500,000  Plainwell, Inc. due 2008 - 144A                                                  2,500,000
1997                    12,800  Powertel, Inc. (Warrants)                                                           94,118
1996                     3,000  Wireless One, Inc. (Warrants)                                                       23,493

     The aggregate value of these securities at July 31, 1998, was $16,235,160, which represents 7.26% of total net assets.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) Securities sold within the terms of a private placement memorandum, exempt form registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 1998, was $17,137,032, which represents 7.67% of total net assets.
  *  Moody's Rating

FORTIS BOND FUNDS

Statements of Assets and Liabilities

July 31, 1998

--------------------------------------------------------------------------------
                                                         US
                                                     GOVERNMENT    STRATEGIC
                                                     SECURITIES      INCOME      HIGH YIELD
                                                        FUND          FUND       PORTFOLIO
                                                    ------------  ------------  ------------
ASSETS:
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $345,435,211; $23,317,411; and $226,663,306;
    respectively) (Note 1)........................  $353,838,111  $23,371,061   $215,821,801
  Cash on deposit with custodian..................            --           --            713
  Collateral for securities lending transactions
    (Note 1)......................................   164,806,638           --             --
  Receivables:
    Investment securities sold....................        88,427           --      3,116,032
    Interest and dividends........................     3,659,041      398,568      5,557,351
    Subscriptions of capital stock................         2,089       72,783         31,690
  Deferred registration costs (Note 1)............        24,930       26,229         25,711
  Deferred organizational costs...................            --       28,171             --
  Prepaid expenses................................            --          479             --
                                                    ------------  ------------  ------------
TOTAL ASSETS......................................   522,419,236   23,897,291    224,553,298
                                                    ------------  ------------  ------------
LIABILITIES:
  Cash portion of dividends payable...............       410,331        2,968        664,711
  Payable upon return of securities loaned (Note
    1)............................................   164,806,638           --             --
  Payable for investment securities purchased.....     4,095,768      503,235             --
  Redemptions of capital stock....................        88,925           --        155,839
  Payable for investment advisory and management
    fees (Note 2).................................       215,655       15,656        138,284
  Payable for distribution fees (Note 2)..........         1,548          357          8,195
  Accounts payable and accrued expenses...........        58,652        6,203         46,007
                                                    ------------  ------------  ------------
TOTAL LIABILITIES.................................   169,677,517      528,419      1,013,036
                                                    ------------  ------------  ------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share-authorized 10,000,000,000,
    10,000,000,000, and 10,000,000,000 shares,
    respectively..................................   409,416,538   23,284,238    244,823,178
  Unrealized appreciation (depreciation) of
    investments...................................     8,402,900       53,650    (10,841,505)
  Undistributed net investment income.............        95,443           --          3,356
  Accumulated net realized gain (loss) from sale
    of investments................................   (65,173,162)      30,984    (10,444,767)
                                                    ------------  ------------  ------------
TOTAL NET ASSETS..................................  $352,741,719  $23,368,872   $223,540,262
                                                    ------------  ------------  ------------
                                                    ------------  ------------  ------------
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Class A shares (based on net assets of
  $52,439,289; $22,422,343; and $113,549,315;
  respectively and 5,635,910; 2,230,772; and
  15,327,289 shares outstanding; respectively)....         $9.30       $10.05          $7.41
                                                    ------------  ------------  ------------
Class B shares (based on net assets of $3,160,505;
  $397,812; and $28,935,055; respectively and
  340,570; 39,581; and 3,906,704 shares
  outstanding; respectively)......................         $9.28       $10.05          $7.41
                                                    ------------  ------------  ------------
Class C shares (based on net assets of $1,266,505;
  $193,963; and $8,640,535; respectively and
  136,654; 19,294; and 1,168,289 shares
  outstanding; respectively)......................         $9.27       $10.05          $7.40
                                                    ------------  ------------  ------------
Class E shares (based on net assets of
  $285,059,579; $0; and $0 respectively and
  30,649,851; 0; and 0 shares outstanding;
  respectively)...................................         $9.30           --             --
                                                    ------------  ------------  ------------
Class H shares (based on net assets of
  $10,815,841; $354,754; and $72,415,357
  respectively and 1,166,084; 35,302; and
  9,783,864 shares outstanding; respectively).....         $9.28       $10.05          $7.40
                                                    ------------  ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Operations

For the Year Ended July 31, 1998

--------------------------------------------------------------------------------
                                                     US GOVERNMENT       STRATEGIC
                                                      SECURITIES          INCOME         HIGH YIELD
                                                         FUND              FUND*         PORTFOLIO
                                                    ---------------   ---------------   ------------
NET INVESTMENT INCOME:
  Income:
    Interest income...............................  $  23,905,077     $   1,114,842     $ 23,734,861
    Fee income (Note 1)...........................        154,012                --               --
                                                    ---------------   ---------------   ------------
  Total income....................................     24,059,089         1,114,842       23,734,861
                                                    ---------------   ---------------   ------------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................      2,670,449           123,200        1,611,812
    Distribution fees (Class A) (Note 2)..........        139,628            37,587          418,561
    Distribution fees (Class B) (Note 2)..........         30,046             1,720          248,597
    Distribution fees (Class C) (Note 2)..........         12,934               716           82,893
    Distribution fees (Class H) (Note 2)..........        111,699             1,215          703,775
    Registration fees.............................         52,885            30,338           68,142
    Shareholders' notices and reports.............         75,806             3,018           48,059
    Legal and auditing fees (Note 2)..............         53,938             7,918           44,000
    Custodian fees................................         54,232             2,388           34,000
    Directors' fees and expenses..................         28,047             1,000           12,118
    Amortization of organization costs............             --             4,349               --
    Other.........................................         33,435               783           19,115
                                                    ---------------   ---------------   ------------
  Total expenses..................................      3,263,099           214,232        3,291,072
    Less reimbursable expenses (Note 2)...........             --           (41,375)              --
                                                    ---------------   ---------------   ------------
  Net Expenses....................................      3,263,099           172,857        3,291,072
                                                    ---------------   ---------------   ------------
NET INVESTMENT INCOME.............................     20,795,990           941,985       20,443,789
                                                    ---------------   ---------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (NOTE 1):
  Net realized gain from security transactions....      8,346,912            30,984        1,734,513
  Net change in unrealized appreciation
    (depreciation) of investments in securities...     (2,474,357)           53,650      (13,573,415)
                                                    ---------------   ---------------   ------------
NET GAIN (LOSS) ON INVESTMENTS....................      5,872,555            84,634      (11,838,902)
                                                    ---------------   ---------------   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $  26,668,545     $   1,026,619     $  8,604,887
                                                    ---------------   ---------------   ------------
                                                    ---------------   ---------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
* FOR THE PERIOD NOVEMBER 10, 1997 (INCEPTION) TO JULY 31, 1998.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

U.S. GOVERNMENT SECURITIES FUND

--------------------------------------------------------------------------------
                                                      FOR THE       FOR THE
                                                     YEAR ENDED    YEAR ENDED
                                                      JULY 31,      JULY 31,
                                                        1998          1997
                                                    ------------  ------------
OPERATIONS:
  Net investment income...........................  $ 20,795,990  $ 25,965,173
  Net realized gain (loss) from security
    transactions..................................     8,346,912    (2,463,932)
  Net change in unrealized appreciation
    (depreciation) of investments in securities...    (2,474,357)   17,073,718
                                                    ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    26,668,545    40,574,959
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................    (3,017,377)   (3,832,687)
    Class B.......................................      (140,663)     (134,130)
    Class C.......................................       (60,964)      (73,505)
    Class E.......................................   (17,164,484)  (21,361,127)
    Class H.......................................      (524,647)     (544,458)
  Excess distributions of net realized gains
    Class A.......................................            --      (190,527)
    Class B.......................................            --        (6,668)
    Class C.......................................            --        (3,654)
    Class E.......................................            --    (1,061,888)
    Class H.......................................            --       (27,066)
                                                    ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............   (20,908,135)  (27,235,710)
                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (822,757 and 1,111,657 shares)........     7,604,563     9,952,631
    Class B (120,670 and 142,993 shares)..........     1,110,644     1,283,517
    Class C (83,034 and 143,651 shares)...........       767,893     1,279,587
    Class E (2,495,810 and 1,979,573 shares)......    23,021,542    17,773,525
    Class H (451,004 and 373,676 shares)..........     4,150,901     3,342,720
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (232,525 and 317,250 shares)..........     2,145,251     2,846,964
    Class B (13,455 and 13,420 shares)............       123,897       120,151
    Class C (5,419 and 7,146 shares)..............        49,809        64,011
    Class E (1,337,763 and 1,753,810 shares)......    12,339,811    15,738,566
    Class H (39,802 and 43,546 shares)............       366,333       390,143
  Less cost of repurchase of shares
    Class A (1,875,615 and 2,602,273 shares)......   (17,300,337)  (23,352,025)
    Class B (102,794 and 108,504 shares)..........      (946,133)     (970,650)
    Class C (110,004 and 112,053 shares)..........    (1,016,334)   (1,004,606)
    Class E (8,637,714 and 12,000,074 shares).....   (79,603,597) (107,796,096)
    Class H (489,094 and 395,058 shares)..........    (4,511,053)   (3,534,460)
                                                    ------------  ------------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................   (51,696,810)  (83,866,022)
                                                    ------------  ------------
TOTAL DECREASE IN NET ASSETS......................   (45,936,400)  (70,526,773)
NET ASSETS:
  Beginning of year...............................   398,678,119   469,204,892
                                                    ------------  ------------
  End of year (includes undistributed net
    investment income of $95,443 and $207,588,
    respectively).................................  $352,741,719  $398,678,119
                                                    ------------  ------------
                                                    ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statement of Changes in Net Assets

STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
                                                       FOR THE
                                                     PERIOD FROM
                                                    NOVEMBER 10,
                                                        1997
                                                     (INCEPTION)
                                                         TO
                                                    JULY 31, 1998
                                                    -------------
OPERATIONS:
  Net investment income...........................  $    941,985
  Net realized gain from security transactions....        30,984
  Net change in unrealized appreciation of
    investments in securities.....................        53,650
                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................     1,026,619
                                                    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................      (921,146)
    Class B.......................................        (9,798)
    Class C.......................................        (4,082)
    Class H.......................................        (6,959)
                                                    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............      (941,985)
                                                    -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (2,153,816 shares)....................    21,553,816
    Class B (39,571 shares).......................       401,612
    Class C (21,527 shares).......................       218,059
    Class H (35,910 shares).......................       363,277
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (90,745 shares).......................       915,639
    Class B (500 shares)..........................         5,042
    Class C (327 shares)..........................         3,298
    Class H (466 shares)..........................         4,700
  Less cost of repurchase of shares
    Class A (13,789 shares).......................      (139,504)
    Class B (490 shares)..........................        (4,965)
    Class C (2,560 shares)........................       (25,900)
    Class H (1,074 shares)........................       (10,836)
                                                    -------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................    23,284,238
                                                    -------------
TOTAL INCREASE IN NET ASSETS......................    23,368,872
NET ASSETS:
  Beginning of period.............................            --
                                                    -------------
  End of period...................................  $ 23,368,872
                                                    -------------
                                                    -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUNDS

Statements of Changes in Net Assets

HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
                                                      FOR THE       FOR THE
                                                     YEAR ENDED    YEAR ENDED
                                                      JULY 31,      JULY 31,
                                                        1998          1997
                                                    ------------  ------------
OPERATIONS:
  Net investment income...........................  $ 20,443,789  $ 18,388,511
  Net realized gain from security transactions....     1,734,513     4,488,160
  Net change in unrealized appreciation
    (depreciation) of investments in securities...   (13,573,415)    2,658,089
                                                    ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................     8,604,887    25,534,760
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................   (11,659,978)  (11,482,883)
    Class B.......................................    (2,254,300)   (1,494,310)
    Class C.......................................      (756,254)     (458,567)
    Class H.......................................    (6,409,279)   (4,774,094)
  Excess distributions of net realized gains
    Class A.......................................            --      (377,686)
    Class B.......................................            --       (49,150)
    Class C.......................................            --       (15,083)
    Class H.......................................            --      (157,026)
                                                    ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............   (21,079,811)  (18,808,799)
                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (3,124,540 and 4,315,013 shares)......    24,024,367    33,019,998
    Class B (1,886,435 and 1,260,144 shares)......    14,502,208     9,632,833
    Class C (461,879 and 646,824 shares)..........     3,563,413     4,958,258
    Class H (3,355,803 and 4,233,141 shares)......    25,831,216    32,395,020
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (926,975 and 947,140 shares)..........     7,101,158     7,248,340
    Class B (145,568 and 102,566 shares)..........     1,112,838       784,569
    Class C (77,721 and 42,294 shares)............       593,732       322,788
    Class H (410,889 and 319,110 shares)..........     3,141,131     2,439,287
  Less cost of repurchase of shares
    Class A (4,449,936 and 4,007,745 shares)......   (34,149,757)  (30,608,979)
    Class B (729,969 and 354,941 shares)..........    (5,594,388)   (2,713,555)
    Class C (271,306 and 236,864 shares)..........    (2,079,590)   (1,797,762)
    Class H (2,136,681 and 1,579,066 shares)......   (16,360,883)  (12,056,442)
                                                    ------------  ------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................    21,685,445    43,624,355
                                                    ------------  ------------
TOTAL INCREASE IN NET ASSETS......................     9,210,521    50,350,316
NET ASSETS:
  Beginning of year...............................   214,329,741   163,979,425
                                                    ------------  ------------
  End of year (includes undistributed net
    investment income of $3,356 and $636,131,
    respectively).................................  $223,540,262  $214,329,741
                                                    ------------  ------------
                                                    ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS BOND FUND

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. U.S. Government Securities Fund ("U.S. Government") and Strategic Income Fund are series of Fortis Income Portfolios, Inc. ("Fortis Income") and Fortis High Yield Portfolio ("High Yield") is an investment portfolio in Fortis Advantage Portfolios, Inc. ("Fortis Advantage"). The investment objectives of each portfolio are as follows:

   - The objective of the U.S. Government Securities Fund is to maximize total return (from current income and capital appreciation), while providing shareholders with a level of current income consistent with prudent investment risk.

   - The objective of the Strategic Income Fund is to maximize total return (from current income and capital appreciation) by primarily investing in
     (a) U.S. Government securities, (b) investment and non-investment grade fixed income securities issued by foreign governments and companies, and
     (c) investment and non-investment grade fixed income securities issued by U.S. issuers, which, in the opinion of the portfolio's investment adviser, do not subject the fund to unreasonable investment risk.

   - The objective of the Fortis High Yield Portfolio is to maximize total return (from current income and capital appreciation) with a focus on high current income by investing primarily in a diversified portfolio of high yielding, fixed income securities which, in the opinion of the portfolio's investment adviser, do not subject the portfolio to unreasonable investment risk.

   The Articles of Incorporation of Fortis Income and Fortis Advantage permit the Board of Directors to create additional portfolios in the future.

   The funds offer Class A, Class B, Class C, Class E (for U.S. Government only) and Class H shares.

   The U.S. Government Fund and Fortis High Yield Portfolio began to issue multiple class shares effective November 14, 1994. The inception of Strategic Income Fund was November 10, 1997, and the commencement of operations was December 1, 1997. Class A and E shares are sold with a front-end sales charge. For U.S. Government Fund, Class E shares are only available to existing shareholders on November 14, 1994. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the funds on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 1998, U.S. Government Fund and Strategic Income Fund had entered into outstanding when-issued or forward commitments of $4,095,768 and $503,235, respectively.

   Consistent with its ability to purchase securities on a when-issued basis, the U.S. Government Fund and the Strategic Income Fund have entered into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a "dollar roll".

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. Each fund amortizes original issue discount, long term bond premium, and market discount.

   For the year ended July 31, 1998, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
--------------------------------------------------------------------------------
U.S. Government Securities Fund..............    $ 591,810,189     $ 640,540,550
Strategic Income Fund........................       52,325,433        30,765,029
High Yield Portfolio.........................      471,849,956       458,682,741

   LENDING OF PORTFOLIO SECURITIES: At July 31, 1998, securities valued at $159,357,067 were on loan to brokers from U.S. Government. For collateral, the Fund's custodian received $164,806,638 in cash which is maintained in a separate account and invested by the custodian in short term investment vehicles. Fee income from securities lending amounted to $154,012 for U.S. Government for the year ended July 31, 1998. The risks to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

FORTIS BOND FUND

--------------------------------------------------------------------------------

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period. Organizational costs were incurred with the commencement of operations of the Strategic Income Fund. These costs will be amortized over 60 months on a straight line basis, beginning December 1, 1997.

   FEDERAL TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The effect on dividend distributions of certain current year permanent book-to-tax differences is reflected as excess distributions of net realized gains in the statements of changes in net assets and the financial highlights.

   On the Statement of Assets and Liabilities, due to permanent book-to-tax differences High Yield's undistributed net investment income has been increased $3,247 resulting in reclassifications to paid-in-capital by the same amounts.

   For federal income tax purposes U.S. Government had a capital loss carryover of $65,049,930 and High Yield had $9,435,408 at July 31, 1998, which, if not offset by subsequent capital gains, will expire in 1999 through 2007. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.
   INCOME AND CAPITAL GAINS DISTRIBUTIONS: Distributions from net investment income are declared daily and paid monthly. The funds will generally make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the fund at net asset value without any charge to the shareholder or payable in cash.

   ILLIQUID SECURITIES: At July 31, 1998, investments in securities for the Strategic Income Fund and High Yield Portfolio included issues that are illiquid. The funds currently limit investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at June 30, 1998, was $478,125 for Strategic Income and $16,235,160 for High Yield which represents 2.05% and 7.26 % of net assets respectively. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   HIGH-YIELD DEBT SECURITIES: Although High Yield and Strategic Income are diversified portfolios, the funds have 93.31% and 34.11% of total net assets invested in non-investment grade (high-yield) and comparable quality unrated high-yield securities, respectively. Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, often related to sensitivity to interest rates, economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower rated securities generally fluctuate more than higher quality securities, and such prices may decline significantly in periods of general economic difficulty of rising interest rates.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period.
   Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at an annual rate of .8% of the first $50 million of average daily net assets and .7% of net assets in excess of $50 million for U.S. Government, Strategic Income, and High Yield. In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc., (the principal underwriter) distribution fees equal to .25% of average daily net assets for Class A for U.S. Government and Strategic Income and .35% of average daily net assets for Class A of High Yield and 1.00% U.S. Government, Strategic Income, and High Yield (Class B, C and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) as follows:

                                                  Class A      Class B      Class C       Class H       Class E
----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund..............    $ 117,206     $ 12,697     $ 37,948     $  72,977     $ 112,836
Strategic Income Fund........................       25,800          113           --            36            --
High Yield Portfolio.........................      472,687       86,491        4,288       279,277            --

   Advisers has voluntarily undertaken to limit annual expenses for Strategic Income (exclusive of interest, taxes, brokerage commissions and non-recurring extraordinary charges and expenses) commencing December 1, 1997 to 1.10% of average daily net assets for Class A, and 1.85% for Classes B, C, and H. During the period from December 1, 1997 (commencement of operations) to July 31, 1998, Advisers waived $41,375 of its advisory fee.

   For the year ended July 31, 1998, legal fees and expenses were paid to a law firm of which the secretary of the fund is a partner.

                                                  Amount
---------------------------------------------------------
U.S. Government Securities Fund..............    $ 10,122
Strategic Income Fund........................         918*
High Yield Portfolio.........................       7,000

* For the period from December 1, 1997 (commencement of operations) to July 31, 1998.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the funds was as follows:

                                                                       Class E
                                      --------------------------------------------------------------------------
                                                                 Year Ended July 31,
                                      --------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND         1998         1997         1996         1995         1994+        1993
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................   $    9.16    $    8.87    $    9.02    $    9.03    $    9.87    $    9.86
                                      ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net..........         .52          .54          .60          .67          .42          .75
  Net realized and unrealized gains
    (losses) on investments........         .14          .32         (.15)        (.01)        (.84)         .05
                                      ---------    ---------    ---------    ---------    ---------    ---------
Total from operations..............         .66          .86          .45          .66         (.42)         .80
                                      ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net.....        (.52)        (.54)        (.60)        (.67)        (.42)        (.75)
  From net realized gains..........          --           --           --           --           --         (.04)
  Excess distributions of net
    realized gains.................          --         (.03)          --           --           --           --
                                      ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to
 shareholders......................        (.52)        (.57)        (.60)        (.67)        (.42)        (.79)
                                      ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period.....   $    9.30    $    9.16    $    8.87    $    9.02    $    9.03    $    9.87
                                      ---------    ---------    ---------    ---------    ---------    ---------
Total return @.....................        7.42%       10.07%        5.08%        7.71%       (4.29)%       8.31%
Net assets end of period (000s
  omitted).........................   $ 285,060    $ 324,643    $ 388,006    $ 470,597    $ 555,275    $ 641,977
Ratio of expenses to average daily
  net assets.......................         .79%         .81%         .81%         .77%         .77%*        .76%
Ratio of net investment income to
  average daily net assets.........        5.62%        6.08%        6.59%        7.51%        7.72%*       7.43%
Portfolio turnover rate............         118%         161%          75%          76%          85%         157%

                                                        Class A                                      Class B
                                      -------------------------------------------    ---------------------------------------
                                                  Year Ended July 31,                          Year Ended July 31,
                                      -------------------------------------------    ---------------------------------------
U.S. GOVERNMENT SECURITIES FUND         1998        1997        1996      1995++      1998       1997       1996      1995++
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................   $   9.16    $   8.87    $   9.02    $ 8.63     $  9.14    $  8.86    $  9.02    $8.63
                                      --------    --------    --------    -------    -------    -------    -------    ------
Operations:
  Investment income - net..........        .50         .52         .58       .46         .43        .46        .51      .41
  Net realized and unrealized gains
    (losses) on investments........        .14         .32        (.15)      .39         .14        .31       (.15)     .39
                                      --------    --------    --------    -------    -------    -------    -------    ------
Total from operations..............        .64         .84         .43       .85         .57        .77        .36      .80
                                      --------    --------    --------    -------    -------    -------    -------    ------
Distributions to shareholders:
  From investment income - net.....       (.50)       (.52)       (.58)     (.46)       (.43)      (.47)      (.52)    (.41)
  From net realized gains..........         --          --          --        --          --         --         --       --
  Excess distributions of net
    realized gains.................         --        (.03)         --        --          --       (.02)        --       --
                                      --------    --------    --------    -------    -------    -------    -------    ------
Total distributions to
 shareholders......................       (.50)       (.55)       (.58)     (.46)       (.43)      (.49)      (.52)    (.41)
                                      --------    --------    --------    -------    -------    -------    -------    ------
Net asset value, end of period.....   $   9.30    $   9.16    $   8.87    $ 9.02     $  9.28    $  9.14    $  8.86    $9.02
                                      --------    --------    --------    -------    -------    -------    -------    ------
Total return @.....................       7.14%       9.77%       4.78%    10.07%       6.40%      8.95%      4.00%    9.47%
Net assets end of period (000s
  omitted).........................   $ 52,439    $ 59,128    $ 67,707    $4,909     $ 3,161    $ 2,826    $ 2,314    $ 483
Ratio of expenses to average daily
  net assets.......................       1.04%       1.06%       1.06%     1.02%*      1.79%      1.81%      1.81%    1.77%*
Ratio of net investment income to
  average daily net assets.........       5.37%       5.83%       6.34%     7.00%*      4.62%      5.07%      5.59%    6.24%*
Portfolio turnover rate............        118%        161%         75%       76%        118%       161%        75%      76%

*      Annualized.
+      For the seven-month period ended July 31, 1994.
++ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS BOND FUND

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                       Class C                                        Class H
                                      ------------------------------------------    -------------------------------------------
                                                 Year Ended July 31,                            Year Ended July 31,
                                      ------------------------------------------    -------------------------------------------
U.S. GOVERNMENT SECURITIES FUND         1998        1997        1996      1995++      1998        1997        1996      1995++
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period...........................   $   9.13    $   8.85    $   9.01    $8.63     $   9.14    $   8.86    $   9.02    $ 8.63
                                      --------    --------    --------    ------    --------    --------    --------    -------
Operations:
  Investment income - net..........        .43         .46         .51      .41          .43         .46         .51       .41
  Net realized and unrealized gains
    (losses) on investments........        .14         .31        (.15)     .38          .14         .31        (.15)      .39
                                      --------    --------    --------    ------    --------    --------    --------    -------
Total from operations..............        .57         .77         .36      .79          .57         .77         .36       .80
                                      --------    --------    --------    ------    --------    --------    --------    -------
Distributions to shareholders:
  From investment income - net.....       (.43)       (.47)       (.52)    (.41)        (.43)       (.47)       (.52)     (.41)
  From net realized gains..........         --          --          --       --           --          --          --        --
  Excess distributions of net
    realized gains.................         --        (.02)         --       --           --        (.02)         --         -
                                      --------    --------    --------    ------    --------    --------    --------    -------
Total distributions to
 shareholders......................       (.43)       (.49)       (.52)    (.41)        (.43)       (.49)       (.52)     (.41)
                                      --------    --------    --------    ------    --------    --------    --------    -------
Net asset value, end of period.....   $   9.27    $   9.13    $   8.85    $9.01     $   9.28    $   9.14    $   8.86    $ 9.02
                                      --------    --------    --------    ------    --------    --------    --------    -------
Total return @.....................       6.41%       8.96%       4.00%    9.35%        6.40%       8.94%       4.00%     9.47%
Net assets end of period (000s
  omitted).........................   $  1,267    $  1,444    $  1,057    $ 326     $ 10,816    $ 10,637    $ 10,120    $4,823
Ratio of expenses to average daily
  net assets.......................       1.79%       1.81%       1.81%    1.77%*       1.79%       1.80%       1.81%     1.77%*
Ratio of net investment income to
  average daily net assets.........       4.62%       5.07%       5.59%    6.24%*       4.62%       5.08%       5.52%     6.24%*
Portfolio turnover rate............        118%        161%         75%      76%         118%        161%         75%       76%

*      Annualized.
++ For the period from November 14, 1994 (commencement of operations) to July 31, 1995.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

                                           Class A     Class B    Class C    Class H
                                           --------    -------    -------    -------
                                                      Year Ended July 31,
                                           -----------------------------------------
STRATEGIC INCOME FUND                       1998+       1998+      1998+      1998+
------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   9.98    $ 9.98     $ 9.98     $ 9.98
                                           --------    -------    -------    -------
Operations:
  Investment income - net...............        .42       .38        .38        .38
  Net realized and unrealized gains on
    investments.........................        .07       .07        .07        .07
                                           --------    -------    -------    -------
Total from operations...................        .47       .43        .43        .43
                                           --------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........       (.42)     (.38)      (.38)      (.38)
                                           --------    -------    -------    -------
Net asset value, end of period..........   $  10.05    $10.05     $10.05     $10.05
                                           --------    -------    -------    -------
Total return @..........................       4.77%     4.31%      4.35%      4.35%
Net assets end of period (000s
  omitted)..............................   $ 22,422    $  398     $  194     $  355
Ratio of expenses to average daily net
  assets (a)............................       1.10%*    1.85%*     1.85%*     1.85%*
Ratio of net investment income to
  average daily net assets (a)..........       6.22%*    5.73%*     5.73%*     5.73%*
Portfolio turnover rate.................        136%      136%       136%       136%

*      Annualized.
+      For the period December 1, 1997 (commencement of operations) to July
       31, 1998.
@ These are the funds total returns during the periods, including reinvestment of all dividend all dividend and capital gains distributions without adjustments for sales charge.
(a) Advisers has voluntarily undertaken to limit annual expenses for Strategic Income (exclusive of interest, taxes, brokerage commissionand non-recurring extraordinary charges and expenses) to 1.10% of average daily net assets for Class A shares and 1.85% for Classes B, C, and H. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.39% and 5.93% for Class A, 2.14% and 5.44% for Class B, 2.14% and 5.44% for Class C, and 2.14% and 5.44 for Class H, respectively.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                           Class A
                                           ------------------------------------------------------------------------
                                                                     Year Ended July 31,
                                           ------------------------------------------------------------------------
HIGH YIELD PORTFOLIO                         1998         1997        1996+++       1995+       1994+       1993+
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    7.83    $    7.56    $    7.61    $    7.90    $   8.65    $   8.00
                                           ---------    ---------    ---------    ---------    --------    --------
Operations:
  Investment Income - net...............         .73          .76          .56          .86         .86         .87
  Net realized and unrealized gains
    (losses) on investments.............        (.40)         .28         (.04)        (.25)       (.72)        .68
                                           ---------    ---------    ---------    ---------    --------    --------
Total from operations...................         .33         1.04          .52          .61         .14        1.55
                                           ---------    ---------    ---------    ---------    --------    --------
Distributions to shareholders:
  From investment income - net..........        (.75)        (.75)        (.55)        (.86)       (.89)       (.89)
  Excess distributions of net realized
    gains...............................          --         (.02)        (.02)        (.04)         --        (.01)
                                           ---------    ---------    ---------    ---------    --------    --------
Total distributions to shareholders.....        (.75)        (.77)        (.57)        (.90)       (.89)       (.90)
                                           ---------    ---------    ---------    ---------    --------    --------
Net asset value, end of period..........   $    7.41    $    7.83    $    7.56    $    7.61    $   7.90    $   8.65
                                           ---------    ---------    ---------    ---------    --------    --------
Total return @..........................        4.31%       14.51%        6.98%        8.07%       1.48%      20.33%
Net assets end of period (000s
  omitted)..............................   $ 113,549    $ 123,115    $ 109,401    $ 113,268    $ 98,611    $ 73,395
Ratio of expenses to average daily net
  assets................................        1.17%        1.19%        1.21%*       1.25%       1.23%       1.29%
Ratio of net investment income to
  average daily net assets..............        9.46%        9.84%        9.87%*      10.61%      10.18%      10.43%
Portfolio turnover rate.................         214%         331%         146%         101%         63%         95%

                                                             Class B
                                           -------------------------------------------
                                                       Year Ended July 31,
                                           -------------------------------------------
HIGH YIELD PORTFOLIO                         1998        1997      1996+++     1995++
--------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   7.83    $   7.56    $  7.60     $ 7.87
                                           --------    --------    --------    -------
Operations:
  Investment Income - net...............        .68         .71        .53        .78
  Net realized and unrealized gains
    (losses) on investments.............       (.40)        .28       (.04)      (.23)
                                           --------    --------    --------    -------
Total from operations...................        .28         .99        .49        .55
                                           --------    --------    --------    -------
Distributions to shareholders:
  From investment income - net..........       (.70)       (.70)      (.51)      (.78)
  Excess distributions of net realized
    gains...............................         --        (.02)      (.02)      (.04)
                                           --------    --------    --------    -------
Total distributions to shareholders.....       (.70)       (.72)      (.53)      (.82)
                                           --------    --------    --------    -------
Net asset value, end of period..........   $   7.41    $   7.83    $  7.56     $ 7.60
                                           --------    --------    --------    -------
Total return @..........................       3.67%      13.80%      6.62%      7.25%
Net assets end of period (000s
  omitted)..............................   $ 28,935    $ 20,388    $12,067     $7,530
Ratio of expenses to average daily net
  assets................................       1.82%       1.83%      1.86%*     1.90%*
Ratio of net investment income to
  average daily net assets..............       8.81%       9.24%      9.20%*     9.66%*
Portfolio turnover rate.................        214%        331%       146%       101%

*      Annualized
+      For the year ended October 31.
++ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
+++    For the nine-month period ended July 31, 1996.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

FORTIS BOND FUND

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                     Year Ended July 31,
                                           ----------------------------------------
HIGH YIELD PORTFOLIO                        1998       1997      1996+++    1995++
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $  7.82    $  7.55    $ 7.59     $ 7.87
                                           -------    -------    -------    -------
Operations:
  Investment Income - net...............       .68        .71       .53        .78
  Net realized and unrealized gains
    (losses) on investments.............      (.40)       .28      (.04)      (.24)
                                           -------    -------    -------    -------
Total from operations...................       .28        .99       .49        .54
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (.70)      (.70)     (.51)      (.78)
  Excess distributions of net realized
    gains...............................        --       (.02)     (.02)      (.04)
                                           -------    -------    -------    -------
Total distributions to shareholders.....      (.70)      (.72)     (.53)      (.82)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $  7.40    $  7.82    $ 7.55     $ 7.59
                                           -------    -------    -------    -------
Total return @..........................      3.67%     13.82%     6.63%      7.12%
Net assets end of period (000s
  omitted)..............................   $ 8,641    $ 7,037    $3,378     $2,180
Ratio of expenses to average daily net
  assets................................      1.82%      1.83%     1.86%*     1.90%*
Ratio of net investment income to
  average daily net assets..............      8.81%      9.26%     9.21%*     9.83%*
Portfolio turnover rate.................       214%       331%      146%       101%

                                                             Class H
                                           --------------------------------------------
                                                       Year Ended July 31,
                                           --------------------------------------------
HIGH YIELD PORTFOLIO                         1998        1997      1996+++      1995++
---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   7.82    $   7.55    $  7.60     $   7.87
                                           --------    --------    --------    --------
Operations:
  Investment Income - net...............        .68         .71        .52          .78
  Net realized and unrealized gains
    (losses) on investments.............       (.40)        .28       (.04)        (.23)
                                           --------    --------    --------    --------
Total from operations...................        .28         .99        .48          .55
                                           --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.70)       (.70)      (.51)        (.78)
  Excess distributions of net realized
    gains...............................         --        (.02)      (.02)        (.04)
                                           --------    --------    --------    --------
Total distributions to shareholders.....       (.70)       (.72)      (.53)        (.82)
                                           --------    --------    --------    --------
Net asset value, end of period..........   $   7.40    $   7.82    $  7.55     $   7.60
                                           --------    --------    --------    --------
Total return @..........................       3.67%      13.82%      6.48%        7.25%
Net assets end of period (000s
  omitted)..............................   $ 72,415    $ 63,789    $39,133     $ 23,862
Ratio of expenses to average daily net
  assets................................       1.82%       1.83%      1.86%*       1.90%*
Ratio of net investment income to
  average daily net assets..............       8.81%       9.23%      9.21%*       9.81%*
Portfolio turnover rate.................        214%        331%       146%         101%

*      Annualized
++ For the period from November 14, 1994 (commencement of operations) to October 31, 1995.
+++    For the nine-month period ended July 31, 1996.
@ These are the fund's total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.

INDEPENDENT AUDITOR'S REPORT

The Board of Directors and Shareholders

Fortis Income Portfolios, Inc.
Fortis Advantage Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of U.S. Government Securities Fund and Strategic Income Fund (funds within Fortis Income Portfolios, Inc.) and High Yield Portfolio (a fund within Fortis Advantage Portfolios, Inc.), as of July 31, 1998 and the related statements of operations, statement of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Securities Fund, Strategic Income Fund and High Yield Portfolio as of July 31, 1998 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 4, 1998

FORTIS BOND FUNDS
FEDERAL INCOME TAX INFORMATION

U.S. GOVERNMENT SECURITIES FUND

DIRECT FEDERAL OBLIGATIONS:
  U.S. Treasury..............................      34.90%
  Other......................................      13.90%
                                                 -------
    Total Direct Federal Obligations.........      48.80%
      Other Securities.......................      51.20%
                                                 -------
                                                  100.00%
                                                 -------

RECORD DATE                                      Class A     Class B     Class C     Class E     Class H
                                                 -------------------------------------------------------
Net Investment Income Per Share
08/31/1997...................................    $0.043      $0.038      $0.038      $0.045      $0.038
09/30/1997...................................     0.043       0.038       0.038       0.045       0.038
10/31/1997...................................     0.043       0.038       0.038       0.045       0.038
11/30/1997...................................     0.043       0.038       0.038       0.045       0.038
12/31/1997...................................     0.043       0.038       0.038       0.045       0.038
01/31/1998...................................     0.043       0.038       0.038       0.045       0.038
02/28/1998...................................     0.040       0.034       0.034       0.042       0.034
03/31/1998...................................     0.040       0.034       0.034       0.042       0.034
04/30/1998...................................     0.040       0.034       0.034       0.042       0.034
05/31/1998...................................     0.040       0.034       0.034       0.042       0.034
06/30/1998...................................     0.040       0.034       0.034       0.042       0.034
07/31/1998...................................     0.040       0.034       0.034       0.042       0.034
                                                 -------     -------     -------     -------     -------
Total Distributions..........................    $0.498      $0.432      $0.432      $0.522      $0.432
                                                 -------     -------     -------     -------     -------

STRATEGIC INCOME FUND

RECORD DATE                                      Class A     Class B     Class C     Class H
                                                 -------------------------------------------
Net Investment Income Per Share
12/31/97.....................................    $0.048      $0.043      $0.045      $0.044
01/31/98.....................................     0.050       0.045       0.045       0.046
02/28/98.....................................     0.048       0.042       0.042       0.044
03/31/98.....................................     0.056       0.049       0.049       0.050
04/30/98.....................................     0.053       0.045       0.052       0.050
05/31/98.....................................     0.054       0.048       0.049       0.048
06/30/98.....................................     0.057       0.056       0.049       0.050
07/31/98.....................................     0.055       0.049       0.049       0.048
                                                 -------     -------     -------     -------
Total Distributions..........................    $0.421      $0.377      $0.380      $0.380
                                                 -------     -------     -------     -------

HIGH YIELD PORTFOLIO

RECORD DATE                                      Class A     Class B     Class C     Class H
                                                 -------------------------------------------
Net Investment Income Per Share
08/31/1997...................................    $0.061      $0.057      $0.057      $0.057
09/30/1997...................................     0.064       0.060       0.060       0.060
10/31/1997...................................     0.064       0.060       0.060       0.060
11/30/1997...................................     0.067       0.063       0.063       0.063
12/31/1997...................................     0.067       0.063       0.063       0.063
01/31/1998...................................     0.067       0.063       0.063       0.063
02/28/1998...................................     0.067       0.063       0.063       0.063
03/31/1998...................................     0.061       0.057       0.057       0.057
04/30/1998...................................     0.061       0.057       0.057       0.057
05/31/1998...................................     0.061       0.057       0.057       0.057
06/30/1998...................................     0.056       0.052       0.052       0.052
07/31/1998...................................     0.053       0.049       0.049       0.049
                                                 -------     -------     -------     -------
Total Distributions..........................    $0.749      $0.701      $0.701      $0.701
                                                 -------     -------     -------     -------

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

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                 [LOGO]

                 FORTIS

 Solid partners, flexible solutions-SM-


FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc.

We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter;
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
(800) 800-2000
http://www.ffg.us.fortis.com


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               Bulk Rate
St. Paul, MN 55164                                          U.S. Postage
                                                                PAID
Fortis Bond Funds                                         Permit No. 3794
                                                          Minneapolis, MN
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[RECYCLE LOGO]      Printed on recycled paper with
                    40% preconsumer waste and 10%
                    post consumer waste. Please recycle.

The Fortis logo and Fortis-Registered Trademark- are registered servicemarks of Fortis AMEV and Fortis AG.

98561 -C- Fortis 9/98